September 30, 2002


                                                                   ANNUAL REPORT

CAPSTONE
SOCIAL ETHICS AND RELIGIOUS VALUES FUND

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

Dear Shareholder:

We are pleased to present the annual report for Capstone Social Ethics and Religious Values Fund for the period ended September 30, 2002.

ECONOMIC OVERVIEW

IRRATIONAL EXUBERANCE OR IRRATIONAL PESSIMISM?

In one of his more famous speeches, Federal Reserve Chairman Alan Greenspan cautioned equity investors against what he termed "irrational exuberance." By this he meant investors were being too optimistic about the prospects for corporate profits and prospective investment returns. Chairman Greenspan made his speech on December 5, 1996. He was speaking against a back drop in which equity prices had advanced 82% from their 1994 lows to December, 1996. This translated into an annualized rate of over 24% per year. Moreover, over half of this market expansion was driven by rising price-earnings ratios as investor optimism about future profit growth increased. As Chairman Greenspan spoke, the S&P 500 P/E ratio had reached a record high of 16.36x earnings. The equity market, nonetheless, failed to hear the prophecy and continued to advance by over 100% during the next 3 years, 3 months until March, 2000, when the recent bear market began.

While the Federal Reserve Chairman has been silent recently on market valuations, we believe the case can now be made for "irrational pessimism." As this is written, the S&P 500 is down 44% from its March, 2000 high. Over the same period, earnings expectations for the S&P 500 have fallen by about 10%. The remainder of the decline is accounted for by the S&P P/E ratio falling from 25x at the peak to 14.5x currently. This, to us, is one of the more telling indicators that the optimism of years past has been wrung out of equity prices.

Important as well are the changes in equity valuations with respect to alternative investments. In the heat of the later stages of the bull market, equity prices lost touch with fixed income investments. At the top, investors were willing to pay more for risky equities than they were for their risk free bond equivalents. Irrational exuberance indeed. Today, the situation has more than reversed and swung to the opposite extreme. This is best illustrated by an example.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

INVESTMENT CHOICE: 10 YEAR TREASURY VS. GENERAL ELECTRIC COMMON STOCK

At present the ten-year treasury is yielding about 3.9%. If one were to invest in this security, he or she would receive interest of 3.9% annually, and at the end of ten years, the original investment. The annualized return on this investment would be 3.9%.

Alternatively, one might invest in General Electric common stock. The current annualized dividend on GE is $0.72; the share price is $25.91, meaning the dividend yield is 2.77%. Expected earnings per share for this year are $1.65, giving the stock a price-earnings ratio of 15.7x. This multiple is the lowest for GE stock in years. Analyst's estimates for long-term earnings growth for GE are in line with the company's historical growth rate of 14% per year.

So, which investment should an investor undertake? A ten-year treasury returning 3.9% or GE stock.

If we assume that GE's earnings grow at only 7% per year, (half the historical and projected growth rate), that dividends grow at 4% per year (one fourth the historical rate), and that GE's P/E ratio remains at its current low, the annualized return on investment over 10 years is 10.70%. This is 6.8 percentage points higher than the return on the ten-year treasury. A margin such as this allows plenty of room for things to go wrong. At the top, investors often heard the phrase, "the market is priced for perfection." Currently, it might as easily be said that it is priced for unending imperfection. In fact, if we perform the above exercise to the overall S&P 500 using similarly modest assumptions, the annualized rate of return is 8.2%.

We find comfort in that contrary to the environment toward the top of the last bull market, when unheard of valuations were justified by unheard of valuation measures; the current environment lends itself to simple arithmetic that anyone with a pencil, paper, and a ten key calculator can perform. In the fog of either irrational exuberance or pessimism, the obvious is the first to disappear and the last to reappear. The investment basis for the next move in the market has been laid. The direction, we think, is up.

THE BOND MARKET

The fixed income market enjoyed its best quarter of 2002 as the Lehman Aggregate Index rose 4.58% bringing the year-to-date return to +8.55%. The Lehman Aggregate Index is the most comprehensive measure of the domes-

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

tic investment-grade bond market; please see Table I below for returns of various components within the Aggregate Index. Investors witnessed a dramatic decline in the U.S. Treasury yield curve as the yield on the ten-year note experienced a 120 basis point drop for the quarter and finished the quarter with a yield of 3.59%. This 120 basis point decline in yield translates into a 9 1/2 point increase in the price of the ten-year note. Treasury prices rose as investors sought a safe haven from a number of risks: the effort to mount a regime change in Iraq, the ongoing war on terrorism, weak stock markets (both in the U.S. and abroad), concerns about the possibility of a "double-dip" recession in the U.S., further revelations of corporate governance scandals, and the upcoming mid-term elections. Table I highlights the "flight to quality" of the third quarter as Treasuries outdistanced the corporate and mortgage sectors by 317 and 474 basis points respectively.

TABLE I: TOTAL RETURNS - LEHMAN BROTHERS INDICES

Index                       Q1       Q2       Q3      YTD
-----                       --       --       --      ---
Aggregate                 +0.09    +3.69    +4.58    +8.55
Government/Credit         (0.47)   +3.75    +5.70    +9.15
Intermediate Govt/Credit  (0.22)   +3.56    +4.53    +8.01
U.S. Treasury             (0.86)   +4.52    +7.40   +11.28
Corporate                 (0.37)   +2.70    +4.23    +6.64
Mortgage-Backed           +0.99    +3.48    +2.66    +7.29

The tidal wave of residential mortgage refinancing also provided a boost to the Treasury market. With mortgage rates now at the lowest levels in decades, refinancing is a very attractive option for a large percentage of the population. The steep drop over the last few months prompted many families to refinance mortgages that are even less than one year old. Few banks or other mortgage originators will hold a mortgage for the entire life of the loan, most mortgages are repackaged and sold to investors as Ginnie-Mae, Fannie-Mae, and Freddie-Mac securities. In fact, these repackaged mortgages constitute 35% of the Lehman Aggregate Index. The boost to the Treasury market came from the fact that some large investors, who purchased these securities in recent years, have been forced to make substantial adjustments within their portfolios to counter the "shortening" duration of their positions. The highest profile instance of this problem is Fannie-Mae itself. While Fannie-Mae serves as "repackager" of mortgages, they are also an active buyer of these securities for their own portfolio. Fannie-Mae issues bonds in the market to raise capital and then turns around and reinvests this capital in mortgages (at a

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

higher rate). Fannie-Mae earns the "spread" between the rate on their assets (the mortgages that they bought) and their liabilities (the bonds they issued). To reduce their exposure to interest rate risk, Fannie-Mae continually readjusts their portfolio to maintain a tight match between the average maturity of their liabilities and assets. Normally, Fannie-Mae tries to maintain a duration gap of +/- 6 months. In August, that duration gap moved to 214 months, one of the widest levels in recent years. In order to bring the gap closer to the target, Fannie-Mae was required to purchase billions of dollars of longer-duration assets. This fact provided a strong level of support for ten-year and thirty-year Treasuries. While Fannie-Mae was the highest profile investor placed in this predicament, there were many other large investors that were also faced with the prospect of having to buy high-quality longer-dated securities to reduce their interest rate risk.

In our newsletter published at the conclusion the second quarter we commented on the trends within the corporate sector. Table II provides an update on the year-to-date performance for corporate bonds. The quality theme of the first two quarters intensified in the third quarter. Recall that through the first six months of 2002 "AA-rated" issues outdistanced "A-rated" and "BBB-rated" issues by 147 basis point and 326 basis points respectively. By the end of the third quarter, the year-to-date relative performance had widened out to +286 basis points for "AA" versus "A." For "AA" versus "BBB" the swing was even more dramatic as the year-to-date relative performance gapped out to 709 basis points. The BBB sector continues to suffer from the concerns about the strength of the economic recovery. In terms of sector performance, finance remains the top-performing sector year-to-date, while the utility and industrial sectors switched positions - the utility sector is now the worst performing sector year-to-date. The utility sector experienced a very difficult third quarter with a rash of negative earnings announcements, a series of downgrades, and adverse rulings related to last years California energy crisis.

TABLE II: TOTAL RETURNS - LEHMAN BROTHERS CORPORATE BOND INDICES
----------------------------------------------------------------

                                  12/31/01          12/31/01
Sector:             Q1       Q2    6/30/02     Q3    9/30/02
-------             --       --    -------     --    -------
Industrials       (0.98)   +1.31    +0.31    +5.63    +5.95
Utilities         +0.21    +2.74    +2.96    (2.51)   +0.37
Finance           +0.35    +4.62    +4.99    +4.30    +9.50
AA                 0.00    +4.35    +4.35    +6.28   +10.90
A                 (0.30)   +3.20    +2.88    +5.02    +8.04
BBB               (0.42)   +1.52    +1.09    +2.70    +3.81

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

At the September 24th meeting, the Federal Reserve elected to leave short-term interest rates unchanged at 1.75%. The meeting was unusual in that the vote (10-2) was not unanimous. This was the first time a dissenting vote was cast since December 2001 and the first time there were two dissenting votes since May 1998. The Fed Funds rate has remained at 1.75%, since December of 2001. While some economists have been pounding the table for more cuts in short-term rates, investors must recognize that there are limits to the impact of monetary policy. Just as the Fed was unable to curb the rapid rise in equity prices in the late 90's, an additional cut in short-term rates today is unlikely to spur new investments from corporations burdened with weak balance sheets and the possibility of another war in Iraq early next year. We expect that the slow economic recovery will continue as companies seek to repair their balance sheets by focusing on cost cutting and improving productivity. Corporate bonds should provide excellent relative performance versus Treasuries, Agencies, and mortgage-backed securities as this rebuilding process unfolds. Investors are living through extraordinary times: U.S. Treasury yields are at historic lows, the stock market is on the verge of its third consecutive losing year, boards of directors face a long battle to win back investor confidence, and a cloud of geopolitical risk hangs over the markets. In circumstances such as these, we can expect to witness dramatic swings in the financial markets once these pressures are relieved. Fixed income portfolios should be positioned for the potential unwinding of these pressures and the subsequent rise in yields that is likely to follow.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,




/s/ Edward L. Jaroski                       /s/ Dan E. Watson
-----------------------------------         -----------------------------------
Edward L. Jaroski                           Dan E. Watson
President and Chairman of the Board         Executive Vice President

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND (SHORT-TERM BOND FUND VS. A CUSTOM INDEX*)


                               [GRAPHIC OMITTED]


           Past performance is not a guarantee of future performance.

              Average Annual Total Return as of September 30, 2002

                                                               Since Inception
                                    One Year                       01/04/99
                                    --------                   ---------------
 Class A                             4.68%                          5.76%
 Class C                             4.97%                          6.02%
 Custom Index                        5.54%                          6.70%

*The 1-3 Year Blended Index is calculated by weighting each of the following indexes equally: (1) Merrill Lynch 1-3 Year Treasury Index, an unmanaged index consisting of index consisting of coupon-bearing treasury Issues exclusive of flower bonds with a maturity of 1-2.9 years; (2) Merrill Lynch 1-3 year Government Agency index, an unmanaged index consisting of coupon-bearing debt of agencies of the U.S. Government with a maturity of 1-2.9 years, excluding agency pass-throughs, CMOs and flower bonds; and (3) Merrill Lynch 1-3 Year Investment Grade Corporate Index, an unmanaged index consisting of investment grade (BB/Baa or better) corporate debt representing a cross-section of industries with maturities ranging from 1-2.9 years.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND (BOND FUND VS. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX*)


                               [GRAPHIC OMITTED]


           Past performance is not a guarantee of future performance.

              Average Annual Total Return as of September 30, 2002

                                                                Since Inception
                                    One Year                       09/30/98
                                    --------                   ---------------
 Class A                             8.78%                          6.19%
 Class C                             9.00%                          6.44%
 Lehman Brothers
   Government/Credit Bond
    Index                            9.21%                          6.73%

*The Lehman Brothers Government/Credit Bond Index is comprised of U.S. Treasury obligations, U.S. government agency/instrumentality obligations, investment grade corporate obligations (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments).

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND (LARGE CAP EQUITY FUND VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX*)


                               [GRAPHIC OMITTED]


           Past performance is not a guarantee of future performance.

              Average Annual Total Return as of September 30, 2002

                                                               Since Inception
                                    One Year                       09/30/98
                                    --------                   ---------------
 Class A                            (20.97)%                       (4.49)%
 Class C                            (20.80)%                       (4.26)%
 S&P Composite Stock
    Price Index                     (20.49)%                       (4.13)%

*The S&P 500 Index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market. Each security's weight in index is proportional to its market value. Thus, the largest stocks included in the index will comprise a disproportionate portion of the value of the index. The securities in the index represent a variety of industries. Most securities in the index are listed on the New York Stock Exchange, but NASDAQ and American Stock Exchange securities are also represented. "Equity securities" include common stocks (including SPDRs), preferred stocks, and securities convertible or exchangeable for common stock.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND (SMALL CAP EQUITY FUND VS. THE S&P SMALLCAP 600 INDEX*)


                               [GRAPHIC OMITTED]


           Past performance is not a guarantee of future performance.

              Average Annual Total Return as of September 30, 2002

                                                               Since Inception
                                    One Year                       09/30/98
                                    --------                   ---------------
 Class A                             (1.66)%                        6.06%
 Class C                             (1.46)%                        6.30%
 S&P SmallCap 600 Index              (1.79)%                        6.39%

*The S&P SmallCap 600 Index is a broadly diversified unmanaged index consisting of 600 stocks with smaller market capitalization than those included in the S&P 500 Index.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
----------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND (INTERNATIONAL FUND VS. THE MSCI EAFE INDEX*)


                               [GRAPHIC OMITTED]


           Past performance is not a guarantee of future performance.

              Average Annual Total Return as of September 30, 2002

                                                               Since Inception
                                    One Year                      09/30/98
                                    --------                   ---------------
 Class A                            (16.36)%                       (6.64)%
 Class C                            (16.18)%                       (6.42)%
 EAFE                               (17.01)%                       (5.66)%

*The Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index") is based on the prices of more than 1,000 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. The Far East includes Japan, Hong Kong, and Singapore/Malaysia. The index is translated into U.S. dollars and includes reinvestment of all dividends and capital gain distributions.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SHORT-TERM INVESTMENTS (95.19%)
AIM Prime Portfolio
  Money Market, Institutional Class                $15,588,064      $15,588,064
                                                                    -----------

REPURCHASE AGREEMENTS (4.94%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $808,475
  (collateralized by FHARM Pool #410835,
  4.998%, due 10/01/29, market value
  $832,699) (Cost $809,753)                            808,445          808,445
                                                                    -----------

      TOTAL INVESTMENTS
        (Cost $16,396,509) (100.13%)                                 16,396,509
      LIABILITIES IN EXCESS OF
        OTHER ASSETS (-0.13%)                                           (20,558)
                                                                    -----------
      NET ASSETS (100%)                                             $16,375,951
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

AGENCY OBLIGATIONS (29.57%)

FEDERAL HOME LOAN BANK (11.61%)
3.375%, 11/15/04                                   $1,300,000      $  1,333,696
4.125%, 11/15/04                                    1,000,000         1,041,400
4.125%, 05/13/05                                    1,000,000         1,043,290
5.19%,10/20/03                                        200,000           207,450
                                                                   ------------
                                                                      3,625,836
                                                                   ------------
FANNIE MAE (3.21%)
2.65%, 08/27/04                                     1,000,000         1,003,340
                                                                   ------------
FREDDIE MAC (14.75%)
6.375%, 11/15/03                                    2,000,000         2,104,000
3.32%, 11/15/04                                     2,500,000         2,504,075
                                                                   ------------
                                                                      4,608,075
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
(COST $8,969,623)                                                     9,237,251
                                                                   ------------
CORPORATE BONDS (30.22%)
BANKS (3.35%)
Wachovia Corp., 6.925%, 10/15/03                    1,000,000         1,047,480
                                                                   ------------
COMMUNICATION SERVICES (1.76%)
Ameritech Capital Funding, 6.30% 10/15/04             515,000           548,789
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (16.45%)
American Express Credit Corp.,
  4.25%, 02/07/05                                   1,000,000         1,031,590
Bear Stearns Cos. Inc., 6.15%, 03/02/04             1,000,000         1,043,920
Duke Capital Corp., 7.25%, 10/01/04                 1,000,000         1,015,660
General Motors Acceptance Co.,
  6.75%, 10/06/03                                     500,000           512,035
Household Finance Corp., 6.00%, 05/01/04            1,000,000         1,018,960
Morgan Stanley Group, Inc., 6.125%, 10/01/03          500,000           517,215
                                                                   ------------
                                                                      5,139,380
                                                                   ------------
PUBLISHING (2.56%)
Tribune Co., 6.30%, 07/30/04                          750,000           799,312
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

TELECOMMUNICATIONS (3.25%)
360 Communications Co., 7.125%, 03/01/03           $1,000,000      $  1,015,760
                                                                   ------------
UTILITIES (2.85%)
Mississippi Power Co., 6.05%, 05/01/03                875,000           891,494
                                                                   ------------
TOTAL CORPORATE BONDS (COST $9,311,154)                               9,442,215

U.S. TREASURY OBLIGATIONS (33.13%)

U.S. TREASURY NOTE
5.25%, 05/14/04                                     3,000,000         3,174,480
5.875%, 11/15/04                                    3,500,000         3,800,475
6.50%, 08/15/05                                     3,000,000         3,376,740
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $10,054,099)                                                 10,351,695
                                                                   ------------
REPURCHASE AGREEMENTS (2.16%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $676,008
  (collateralized by FNARM Pool # 505078,
  ARM 1.031%, due 11/01/18, market value
  $696,263) (Cost $675,983)                           675,983           675,983
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $29,010,859) (95.08%)                                    29,707,144
    OTHER ASSETS IN EXCESS OF
      LIABILITIES, (4.92%)                                            1,536,965
                                                                   ------------
    NET ASSETS (100%)                                              $ 31,244,109
                                                                   ============

Cost for federal income tax at September 30,
  2002 was $29,010,859 and net unrealized
  appreciation consisted of:
    Gross unrealized appreciation                                  $    736,381
    Gross unrealized depreciation                                       (40,096)
                                                                   ------------
    Net unrealized appreciation                                    $    696,285
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----
AGENCY OBLIGATIONS (23.91%)

FANNIE MAE (11.14%)
5.00%, 01/15/07                                    $1,000,000      $  1,078,789
5.50%, 02/15/06                                     1,000,000         1,089,838
5.50%, 05/02/06                                       500,000           538,689
6.00%, 05/15/08                                     1,500,000         1,692,915
6.00%, 07/01/22                                       591,765           612,467
6.00%, 03/01/31                                       472,567           485,102
7.00%, 04/01/31                                       791,673           826,784
6.25%, 07/19/11                                     1,500,000         1,577,915
6.375%, 06/15/09                                    2,800,000         3,227,798
6.625%, 11/15/10                                      350,000           409,056
                                                                   ------------
                                                                     11,539,353
                                                                   ------------
FEDERAL FARM CREDIT BANK (1.96%)
3.125%, 10/01/03                                    2,000,000         2,031,094
                                                                   ------------

FEDERAL HOME LOAN BANK (4.58%)
5.125%, 03/06/06                                    2,000,000         2,163,636
5.80%, 09/02/08                                     2,300,000         2,583,077
                                                                   ------------
                                                                      4,746,713
                                                                   ------------
FREDDIE MAC (5.84%)
3.75%, 04/15/04                                     1,000,000         1,027,920
3.875%, 02/15/05                                    1,000,000         1,038,450
5.00%, 05/15/04                                     1,300,000         1,363,410
5.625%, 03/15/11                                      750,000           829,248
5.75%, 04/15/08                                     1,000,000         1,118,481
6.375%, 08/01/11                                      500,000           540,473
7.50%, 11/01/15                                        71,098            75,490
7.50%, 06/01/30                                        56,890            60,007
                                                                   ------------
                                                                      6,053,479
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

GINNIE MAE (0.39%)
Ginnie Mae II pool, 6.00%, 09/20/28                  $154,141      $    159,504
Ginnie Mae I pool, 6.50%, 07/15/29                    231,602           241,870
                                                                   ------------
                                                                        401,374
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (COST $22,761,391)                                                 24,772,013
                                                                   ------------
CORPORATE BONDS (33.40%)

AEROSPACE/DEFENSE (0.65%)
Lockheed Martin Corp., 7.25%, 05/15/06                300,000           339,220
McDonnell Douglas Corp., 6.875%, 11/01/06             300,000           331,194
                                                                   ------------
                                                                        670,414
                                                                   ------------
AGRICULTURAL BIOTECHNOLOGY (0.34%)
Pharmacia Corp., 6.75%, 12/15/27                      300,000           348,958
                                                                   ------------
AIRLINES (0.33%)
AMR Corp., 9.00%, 08/01/12                            300,000           159,000
Delta Air Lines, Inc., 9.75%, 05/15/21                300,000           177,000
                                                                   ------------
                                                                        336,000
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.82%)
AutoZone, Inc., 6.50%, 07/15/08                       300,000           327,102
TRW, Inc., 6.25%, 01/15/10                            200,000           208,910
TRW, Inc., 7.625%, 03/15/06                           285,000           314,650
                                                                   ------------
                                                                        850,662
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.60%)
DaimlerChrysler NA Holding Corp.,
  7.40%, 01/20/05                                     300,000           321,493
General Motors Corp., 7.20%, 01/15/11                 300,000           299,768
                                                                   ------------
                                                                        621,261
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

BANKS (3.83%)
Bank of America Corp., 6.875%, 02/15/05              $100,000      $    109,550
Bank of America Corp., 7.80%, 02/15/10                350,000           423,063
Bank One Corp., 7.60%, 05/01/07                       300,000           351,726
BankBoston NA, 6.375%, 04/15/08                       300,000           324,559
Deutsche Bank Financial Inc., 6.70%, 12/13/06         175,000           198,260
JP Morgan Chase & Co., 6.75%, 02/01/11                200,000           218,516
KeyCorp, 7.50%, 06/15/06                              300,000           338,230
KFW International Finance, 4.75%, 01/24/07            350,000           373,666
National City Corp., 5.75%, 02/01/09                  300,000           323,461
Southtrust Bank NA, 6.125%, 01/09/28                  175,000           195,593
SunTrust Banks Inc., 7.375%, 07/01/06                 300,000           345,845
Swiss Bank Corp. NY, 7.00%, 10/15/15                  300,000           350,587
Wachovia Corp. (Old), 6.605%, 10/01/25                175,000           192,270
Wells Fargo (Old), 6.875%, 04/01/06                   200,000           224,251
                                                                   ------------
                                                                      3,969,577
                                                                   ------------
CHEMICALS (1.51%)
Dow Chemical Co., 6.85%, 08/15/13                     300,000           336,432
Du Pont EI de Nemours & Co., 8.125%, 03/15/04         235,000           255,215
Lubrizol Corp., 5.875%, 12/01/08                      300,000           315,382
Rohm & Haas Co., 6.95%, 07/15/04                      300,000           322,395
Sherwin-Williams Co., 6.85%, 02/01/07                 300,000           334,527
                                                                   ------------
                                                                      1,563,951
                                                                   ------------
COMPUTER HARDWARE (0.61%)
Hewlett-Packard Co., 7.15%, 06/15/05                  300,000           317,983
International Business Machines Corp.,
  5.375%, 02/01/09                                    300,000           318,050
                                                                   ------------
                                                                        636,033
                                                                   ------------
COMPUTER SERVICES (0.41%)
Electronic Data Systems Corp.,
  7.125%, 10/15/09                                    450,000           420,945
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

CONSUMER PRODUCTS (0.29%)
Clorox Co., 6.125%, 02/01/11                         $275,000      $    303,521
                                                                   ------------
COSMETICS & TOILETRIES (0.69%)
Kimberly-Clark Corp., 7.00%, 08/15/23                 300,000           316,928
Procter & Gamble Co., 8.00%, 10/26/29                 300,000           401,793
                                                                   ------------
                                                                        718,721
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (6.51%)
American Express Co., 5.50%, 09/12/06                 300,000           325,007
Banque Paribas, 8.35%, 06/15/07                       225,000           273,781
Bear Stearns Cos., Inc., 6.625%, 01/15/04             300,000           315,421
Charles Schwab Corp., 8.05%, 03/01/10                 230,000           273,349
Citigroup, Inc., 5.80%, 03/15/04                      300,000           315,050
Citigroup, Inc., 6.75%, 12/01/05                      150,000           166,399
Countrywide Home Loans, Inc., 5.50%, 08/01/06         300,000           315,137
Credit Suisse First Boston USA, Inc.,
  6.125%, 11/15/11                                    300,000           311,049
Ford Motor Credit Co., 6.875%, 02/01/06               300,000           295,265
Ford Motor Credit Co., 7.375%, 02/01/11               300,000           282,970
FPL Group Capital, Inc., 7.625%, 09/15/06             125,000           140,686
General Electric Capital Corp.,
  7.875%, 12/01/06                                    165,000           192,399
General Motors Acceptance Corp.,
  6.125%, 02/01/07                                    350,000           354,111
Goldman Sachs Group, Inc., 6.875%, 01/15/11           300,000           332,790
Household Finance Corp., 6.00%, 05/01/04              300,000           302,024
Household Finance Corp., 6.75%, 05/15/11              300,000           286,604
JP Morgan & Co., Inc. (Old), 7.625%, 09/15/04         300,000           327,181
Lehman Brothers Holdings, Inc.,
  6.25%, 05/15/06                                     200,000           216,524
Lehman Brothers, Inc., 6.625%, 02/15/08               200,000           221,194
Merrill Lynch & Co., Inc., 6.15%, 01/26/06            200,000           215,859
Merrill Lynch & Co., Inc., 6.25%, 01/15/06            100,000           108,215
Merrill Lynch & Co., Inc., 8.00%, 06/01/07            200,000           232,709
Morgan Stanley Group, Inc., 6.875%, 03/01/07          300,000           333,876
Morgan Stanley, 6.75%, 04/15/11                       250,000           273,755
Toyota Motor Credit Corp., 5.50%, 12/15/08            300,000           329,590
                                                                   ------------
                                                                      6,740,945
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

DIVERSIFIED MANUFACTURING (1.02%)
Honeywell International, Inc., 7.50%, 3/01/10        $425,000      $    500,856
PPG Industries, Inc., 7.375%, 06/01/16                250,000           294,586
Tyco International Group SA, 6.375%, 02/15/06         300,000           258,000
                                                                   ------------
                                                                      1,053,442
                                                                   ------------
ELECTRONIC EQUIPMENT (0.31%)
Emerson Electric Co., 5.85%, 03/15/09                 300,000           324,980
                                                                   ------------
FOOD & BEVERAGE (2.66%)
Albertson's, Inc., 7.45%, 08/01/29                    300,000           337,584
Archer-Daniels-Midland Co., 7.125%, 03/01/13          300,000           359,065
Campbell Soup Co., 6.75%, 02/15/11                    150,000           172,571
Campbell Soup Co., 6.90%, 10/15/06                    300,000           340,469
General Mills, Inc., 6.00%, 02/15/12                  300,000           323,129
H.J. Heinz Co., 6.00%, 03/15/08                       300,000           331,235
Kellogg Co., 6.60%, 04/01/11                          300,000           342,929
Kroger Co., 7.00%, 05/01/18                           200,000           211,241
Safeway, Inc., 7.00%, 09/15/07                        300,000           339,777
                                                                   ------------
                                                                      2,758,000
                                                                   ------------
FOREST PRODUCTS & PAPER (0.60%)
International Paper Co., 7.625%, 01/15/07             250,000           285,645
Weyerhaeuser Co., 7.25%, 07/01/13                     300,000           339,265
                                                                   ------------
                                                                        624,910
                                                                   ------------
HEALTHCARE PRODUCTS (0.50%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                  200,000           197,897
Baxter International, Inc., 6.625%, 02/15/28          300,000           321,790
                                                                   ------------
                                                                        519,687
                                                                   ------------
INSURANCE (1.02%)
Allstate Corp., 6.75%, 05/15/18                       300,000           322,177
Hartford Life Inc., 7.10%, 06/15/07                   175,000           196,936
Hartford Life Inc., 7.65%, 06/15/27                   200,000           225,124
John Hancock Financial Services Inc.,
  5.625%, 12/01/08                                    300,000           316,362
                                                                   ------------
                                                                      1,060,599
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    Principal         Value
                                                    ---------         -----

MINING (0.35%)
Alcoa, Inc., 7.375%, 08/01/10                        $300,000      $    357,129
                                                                   ------------
MULTIMEDIA (0.51%)
AOL Time Warner, Inc., 6.125%, 04/15/06               300,000           282,375
Time Warner, Inc., 6.875%, 06/15/18                   300,000           247,125
                                                                   ------------
                                                                        529,500
                                                                   ------------
OFFICE EQUIPMENT (0.18%)
Xerox Corp., 7.20%, 04/01/16                          300,000           189,000
                                                                   ------------
PHARMACEUTICALS (0.95%)
Abbott Laboratories, 5.625%, 07/01/06                 300,000           325,679
Bristol-Myers Squibb Co., 6.80%, 11/15/26             300,000           334,062
Wyeth, 7.90%, 02/15/05                                300,000           327,453
                                                                   ------------
                                                                        987,194
                                                                   ------------
PIPELINES (0.81%)
Consolidated Natural Gas Co., 6.625%, 12/01/08        300,000           331,099
Duke Capital Corp., 7.50%, 10/01/09                   300,000           308,493
El Paso Corp., 7.00%, 05/15/11                        300,000           198,000
                                                                   ------------
                                                                        837,592
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (0.53%)
EOP Operating LP, 7.25%, 02/15/18                     225,000           246,225
Simon Property Group LP, 6.375%, 11/15/07             280,000           306,145
                                                                   ------------
                                                                        552,370
                                                                   ------------
RETAIL STORES (0.75%)
Sears Roebuck Acceptance, 7.00%, 02/01/11             250,000           271,019
Wal-Mart Stores, Inc., 5.875%, 10/15/05               300,000           331,572
Wal-Mart Stores, Inc., 6.875%, 08/10/09               150,000           177,261
                                                                   ------------
                                                                        779,852
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

TELECOMMUNICATIONS (1.78%)
AT&T Corp., 7.50%, 06/01/06                          $300,000      $    298,500
Bellsouth Capital Funding, 7.75%, 02/15/10            300,000           348,147
GTE Florida, Inc., 6.86%, 02/01/28,                   300,000           281,107
Lucent Technologies, Inc., 7.25%, 07/15/06            300,000           117,000
Motorola, Inc., 6.50%, 03/01/08                       300,000           279,312
New York Telephone Co., 6.25%, 02/15/04               100,000           103,116
New York Telephone Co., 7.25%, 02/15/24               100,000            97,064
Pacific Bell, 6.25%, 03/01/05                         200,000           213,830
Southern New England Telecommunications
  Corp., 7.00%, 08/15/05                              100,000           109,799
                                                                   ------------
                                                                      1,847,875
                                                                   ------------
TRANSPORTATION (1.03%)
Norfolk Southern Corp., 7.35%, 05/15/07               300,000           345,892
Union Pacific Corp., 6.40%, 02/01/06                  300,000           326,260
United Parcel Service, Inc., 8.375%, 04/01/20         300,000           395,089
                                                                   ------------
                                                                      1,067,241
                                                                   ------------
UTILITIES (3.81%)
American Electric Power Co., Inc.,
  6.125%, 05/15/06                                    300,000           298,042
Carolina Power & Light Co., 5.95%, 03/01/09           300,000           315,282
Constellation Energy Group, Inc., 6.35%, 04/01/07     300,000           309,130
DTE Energy Co., 6.45%, 06/01/06                       300,000           324,494
Florida Power & Light Co., 7.00%, 09/01/25            300,000           310,293
Hydro Quebec, 6.30%, 05/11/11                         300,000           345,394
Penn Electric Co., 6.125%, 04/01/09                   125,000           133,032
Public Service Electric & Gas, 7.00%, 09/01/24        300,000           306,963
Southern Union Co., 7.60%, 02/01/24                   175,000           173,877
Tennessee Valley Authority, 6.00%, 03/15/13           500,000           568,360
TXU Corp., 6.375%, 06/15/06                           300,000           290,847
Wisconsin Energy Corp., 6.50%, 04/01/11               300,000           335,080
Xcel Energy, Inc., 7.00%, 12/01/10                    300,000           237,000
                                                                   ------------
                                                                      3,947,794
                                                                   ------------
TOTAL CORPORATE BONDS
  (COST $32,924,206)                                                 34,618,153
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

FOREIGN BONDS (7.47%)

FOREIGN CORPORATE BONDS (2.77%)
ABN Amro Bank NV, 7.55%, 06/28/06                    $300,000      $    335,741
Barclays Bank Plc., 7.40%, 12/15/09                   300,000           356,538
Bell Canada, 9.50%, 10/15/10                          200,000           235,613
British Telecommunications Plc.,
  8.375%, 12/15/10                                    300,000           352,440
Dresdner Bank AG, 6.625%, 09/15/05                    300,000           333,443
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                    200,000           249,781
National Westminster Bank Plc.,
  7.375%, 10/01/09                                    300,000           354,598
Norsk Hydro ASA, 6.70%, 01/15/18                      300,000           325,053
Telefonica Europe BV, 7.75%, 09/15/10                 300,000           323,810
                                                                   ------------
                                                                      2,867,017
                                                                   ------------
FOREIGN GOVERNMENT REGIONAL (4.70%)
Canadian Government Bond, 6.375%, 11/30/04            300,000           328,228
Finland Government International Bond,
  7.875%, 07/28/04                                    300,000           331,307
Inter-American Development Bank,
  6.125%, 03/08/06                                    400,000           444,967
International Bank for Reconstruction &
  Development, 7.00%, 01/27/05                        550,000           609,103
Italy Government International Bond,
  7.25%, 02/07/05                                     300,000           333,306
New Brunswick Province of, 7.625%, 06/29/04           300,000           328,397
Nova Scotia Province of, 7.25%, 07/27/13              100,000           124,243
Portugal Government International Bond,
  5.75%, 10/08/03                                     350,000           364,238
Province of British Columbia/Canada,
  5.375%, 10/29/08                                    300,000           330,920
Province of Manitoba, 4.25%, 11/20/06                 300,000           315,925
Province of Ontario, 5.50%, 10/01/08                  300,000           334,301

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

Province of Quebec, 6.50%, 01/17/06                  $300,000      $    334,438
Province of Saskatchewan/Canada,
  8.00%, 02/01/13                                     270,000           355,049
Spain Government International Bond,
  7.00%, 07/19/05                                     300,000           335,746
                                                                   ------------
                                                                      4,870,168
                                                                   ------------
TOTAL FOREIGN BONDS (COST $7,007,337)                                 7,737,185
                                                                   ------------
U.S. TREASURY OBLIGATIONS (31.08%)

TREASURY BOND (15.23%)
5.00%, 08/15/11                                       300,000           333,270
6.25%, 08/15/23                                     3,650,000         4,352,625
6.75%, 08/15/26                                     2,000,000         2,547,890
7.50%, 11/15/16                                     3,600,000         4,772,812
7.875%, 02/15/21                                    2,000,000         2,783,438
8.125%, 08/15/19                                      700,000           989,187
                                                                   ------------
                                                                     15,779,222
                                                                   ------------
TREASURY NOTE (15.85%)
4.75%, 11/15/08                                     1,400,000         1,537,539
5.625%, 02/15/06                                    1,000,000         1,112,578
5.75%, 08/15/03                                     2,200,000         2,281,985
5.875%, 02/15/04                                    2,300,000         2,435,125
6.50%, 08/15/05                                     3,250,000         3,658,154
7.25%, 05/15/04                                     2,050,000         2,235,382
7.50%, 02/15/05                                     2,800,000         3,167,718
                                                                   ------------
                                                                     16,428,481
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $29,545,535)                                                 32,207,703
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

REPURCHASE AGREEMENTS (3.18%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $3,295,014
  (collateralized by FHLMC Pool # C90257,
  6.50%, due 04/01/19, market value $3,393,737)
  (Cost $3,294,890)                                 3,294,890         3,294,890
                                                                   ------------

    TOTAL INVESTMENTS
      (Cost $95,533,359) (99.04%)                                  $102,629,944
    OTHER ASSETS IN EXCESS
      OF LIABILITIES, (0.96%)                                           988,510
                                                                   ------------
    NET ASSETS (100%)                                              $103,618,454
                                                                   ============


Cost for federal income tax at September 30, 2002
  was $95,533,359 and net unrealized appreciation
  consisted of:
    Gross unrealized appreciation                                  $  8,158,654
    Gross unrealized depreciation                                    (1,062,069)
                                                                   ------------
    Net unrealized appreciation                                    $  7,096,585
                                                                   ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (98.15%)

ADVERTISING (0.24%)
Interpublic Group Cos., Inc.                            8,174      $    129,558
Omnicom Group                                           4,140           230,515
                                                                   ------------
                                                                        360,073
                                                                   ------------
AEROSPACE/DEFENSE (2.00%)
Boeing Co.                                             18,839           642,975
General Dynamics Corp.                                  4,400           357,852
Goodrich Corp.                                          1,851            34,947
Lockheed Martin Corp.                                   9,996           646,441
Northrop Grumman Corp.                                  2,710           336,148
Raytheon Co.                                            8,713           255,291
Rockwell Collins, Inc.                                  3,216            70,559
United Technologies Corp.                              10,690           603,878
                                                                   ------------
                                                                      2,948,091
                                                                   ------------
AGRICULTURE (0.05%)
Monsanto Co.                                            4,615            70,563
                                                                   ------------
AIRLINES (0.18%)
AMR Corp. *                                             5,114            21,377
Delta Air Lines, Inc.                                   6,630            61,593
Southwest Airlines Co.                                 13,509           176,428
                                                                   ------------
                                                                        259,398
                                                                   ------------
APPAREL (0.32%)
Jones Apparel Group, Inc. *                             1,760            54,032
Liz Claiborne, Inc.                                     2,080            51,896
Nike, Inc.                                              6,262           270,393
Reebok International Ltd. *                               690            17,285
VF Corp.                                                2,168            78,005
                                                                   ------------
                                                                        471,611
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

APPLIANCES (0.10%)
Maytag Corp.                                            1,390      $     32,220
Whirlpool Corp.                                         2,594           118,961
                                                                   ------------
                                                                        151,181
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.23%)
Cooper Tire & Rubber Co.                                  330             5,326
Dana Corp.                                              2,765            36,166
Delphi Corp.                                            7,784            66,553
Goodyear Tire & Rubber Co.                              2,670            23,736
TRW, Inc.                                               3,245           189,995
Visteon Corp.                                           2,698            25,550
                                                                   ------------
                                                                        347,326
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.67%)
Ford Motor Co.                                         36,026           353,055
General Motors Corp.                                   12,864           500,410
Navistar International Corp. *                            720            15,610
Paccar, Inc.                                            3,714           125,496
                                                                   ------------
                                                                        994,571
                                                                   ------------
BANKS (8.60%)
AmSouth Bancorp                                         5,340           110,752
Bank of America Corp.                                  32,328         2,062,526
Bank of New York Co., Inc.                             16,578           476,452
Bank One Corp.                                         23,294           871,196
BB&T Corp.                                              7,630           267,355
Charter One Financial, Inc.                             1,040            30,894
Comerica, Inc.                                          6,148           296,457
Fifth Third Bancorp                                    14,142           865,915
First Tennessee National Corp.                          1,370            47,498
FleetBoston Financial Corp.                            22,542           458,279
Golden West Financial Corp.                             5,820           361,888
Huntington Bancshares, Inc.                             3,412            62,064
Keycorp                                                 6,330           158,060
Marshall & Ilsley Corp.                                 6,300           175,707

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Mellon Financial Corp.                                  9,530      $    247,113
National City Corp.                                     9,284           264,873
North Fork Bancorporation, Inc.                         2,660           100,654
Northern Trust Corp.                                    7,450           281,014
PNC Financial Services Group, Inc.                      8,845           372,994
Regions Financial Corp.                                 2,960            96,703
SouthTrust Corp.                                        5,160           125,130
State Street Corp.                                      7,780           300,619
SunTrust Banks, Inc.                                    8,525           524,117
Synovus Financial Corp.                                 3,735            77,016
Union Planters Corp.                                    4,365           119,863
US Bancorp                                             30,476           566,244
Wachovia Corp.                                         29,088           950,887
Washington Mutual, Inc.                                17,926           564,131
Wells Fargo & Co.                                      36,044         1,735,879
Zions Bancorp                                           2,960           128,849
                                                                   ------------
                                                                     12,701,129
                                                                   ------------
BIOTECHNOLOGY (0.95%)
Amgen, Inc. *                                          25,659         1,069,980
Biogen, Inc. *                                          3,220            94,249
Chiron Corp. *                                          4,310           150,591
Genzyme Corp. *                                         4,100            84,501
                                                                   ------------
                                                                      1,399,321
                                                                   ------------
BUILDING MATERIALS (0.24%)
American Standard Cos., Inc. *                          2,020           128,512
Masco Corp.                                             6,840           133,722
Vulcan Materials Co.                                    2,590            93,654
                                                                   ------------
                                                                        355,888
                                                                   ------------
CHEMICALS (1.79%)
Air Products & Chemicals, Inc.                          5,198           218,368
Ashland, Inc.                                           1,255            33,621
Dow Chemical Co.                                       18,196           496,933

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Du Pont EI de Nemours & Co.                            23,344      $    842,018
Eastman Chemical Co.                                    2,360            90,081
Ecolab, Inc.                                            2,276            94,977
Engelhard Corp.                                           984            23,449
Great Lakes Chemical Corp.                                570            13,691
Hercules, Inc. *                                        1,153            10,619
International Flavors & Fragrances, Inc.                4,216           134,280
PPG Industries, Inc.                                    4,585           204,950
Praxair, Inc.                                           4,041           206,536
Rohm & Haas Co.                                         3,818           118,358
Sherwin-Williams Co.                                    2,316            54,843
Sigma-Aldrich Corp.                                     1,948            95,978
                                                                   ------------
                                                                      2,638,702
                                                                   ------------
COMMERCIAL SERVICES (1.07%)
Apollo Group, Inc. *                                    2,940           127,972
Cendant Corp. *                                        11,566           124,450
Cintas Corp.                                            4,300           180,256
Concord EFS, Inc. *                                     7,810           124,023
Convergys Corp. *                                       3,440            51,703
Deluxe Corp.                                            2,617           117,922
Equifax, Inc.                                           2,260            49,132
H&R Block, Inc.                                         3,890           163,419
McKesson Corp.                                          5,119           145,021
Moody's Corp.                                           3,446           167,131
Paychex, Inc.                                           8,602           209,201
Quintiles Transnational Corp. *                         1,350            12,838
Robert Half International, Inc. *                       1,030            16,346
RR Donnelley & Sons Co.                                 3,648            85,764
                                                                   ------------
                                                                      1,575,178
                                                                   ------------
COMPUTER HARDWARE (3.07%)
Apple Computer, Inc. *                                  6,288            91,176
Dell Computer Corp. *                                  50,792         1,194,628
EMC Corp. *                                            41,858           191,291
Gateway, Inc. *                                         5,060            15,028

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Hewlett-Packard Co.                                    56,369      $    657,826
International Business Machines Corp.                  33,786         1,972,765
Lexmark International, Inc. *                           3,240           152,280
NCR Corp. *                                             3,200            63,360
Network Appliance, Inc. *                               7,260            53,216
Sun Microsystems, Inc. *                               56,384           146,035
                                                                   ------------
                                                                      4,537,605
                                                                   ------------
COMPUTER SERVICES (0.30%)
Computer Sciences Corp. *                               5,008           139,172
Electronic Data Systems Corp.                          10,570           147,769
Sungard Data Systems, Inc. *                            2,020            39,289
Unisys Corp. *                                          5,100            35,700
Yahoo, Inc. *                                           9,030            86,417
                                                                   ------------
                                                                        448,347
                                                                   ------------
COMPUTER SOFTWARE (5.20%)
Adobe Systems, Inc.                                     5,490           104,859
Autodesk, Inc.                                          2,440            30,915
Automatic Data Processing                              14,240           495,125
BMC Software, Inc. *                                    4,130            53,979
Citrix Systems, Inc. *                                  2,950            17,788
Computer Associates International, Inc.                11,245           107,952
Compuware Corp. *                                       5,090            15,524
Electronic Arts, Inc. *                                 3,080           203,157
First Data Corp.                                       17,342           484,709
Fiserv, Inc. *                                          3,735           104,879
IMS Health, Inc.                                        4,862            72,784
Intuit, Inc. *                                          4,650           211,715
Mercury Interactive Corp. *                             2,240            38,438
Microsoft Corp. *                                     105,644         4,615,586
Novell, Inc. *                                          4,239             8,902
Oracle Corp. *                                        104,652           822,565
Parametric Technology Corp. *                           3,530             6,354
Peoplesoft, Inc. *                                      6,380            78,921
Rational Software Corp. *                               3,630            15,682

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Siebel Systems, Inc. *                                  9,850      $     56,637
Veritas Software Corp. *                                8,729           128,404
                                                                   ------------
                                                                      7,674,875
                                                                   ------------
CONSUMER PRODUCTS (0.20%)
American Greetings                                      1,610            25,921
Clorox Co.                                              5,912           237,544
Tupperware Corp.                                        1,721            28,603
                                                                   ------------
                                                                        292,068
                                                                   ------------
CONTAINERS (0.10%)
Ball Corp.                                                760            38,296
Bemis Co.                                               1,205            59,527
Pactiv Corp. *                                          2,248            36,980
Sealed Air Corp. *                                      1,225            20,690
                                                                   ------------
                                                                        155,493
                                                                   ------------
COSMETICS & TOILETRIES (3.32%)
Alberto-Culver Co.                                      1,630            79,919
Avon Products, Inc.                                     5,568           256,685
Colgate-Palmolive Co.                                  13,338           719,585
Gillette Co.                                           20,958           620,357
Kimberly-Clark Corp.                                   13,636           772,343
Procter & Gamble Co.                                   27,452         2,453,660
                                                                   ------------
                                                                      4,902,549
                                                                   ------------
DISTRIBUTION/WHOLESALE (0.14%)
Genuine Parts Co.                                       2,920            89,469
WW Grainger, Inc.                                       2,590           110,205
                                                                   ------------
                                                                        199,674
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (7.27%)
American Express Co.                                   26,038           811,865
Bear Stearns Cos., Inc.                                 2,337           131,807
Capital One Financial Corp.                             4,560           159,235
Charles Schwab Corp.                                   19,715           171,521

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Citigroup, Inc.                                       101,416      $  3,006,984
Countrywide Credit Ind., Inc.                           2,390           112,689
Fannie Mae                                             20,661         1,230,156
Franklin Resources, Inc.                                4,440           138,084
Freddie Mac                                            14,808           827,767
Goldman Sachs Group, Inc.                               9,390           620,022
Household International, Inc.                           9,619           272,314
JP Morgan Chase & Co.                                  41,525           788,560
Lehman Brothers Holdings, Inc.                          5,130           251,627
MBNA Corp.                                             22,807           419,193
Merrill Lynch & Co., Inc.                              16,864           555,669
Morgan Stanley                                         22,854           774,294
Providian Financial Corp. *                             4,752            23,285
SLM Corp.                                               3,730           347,412
Stilwell Financial, Inc.                                3,420            41,279
T Rowe Price Group, Inc.                                1,610            40,186
                                                                   ------------
                                                                     10,723,949
                                                                   ------------
DIVERSIFIED MACHINERY (0.47%)
Caterpillar, Inc.                                       7,892           293,740
Cummins, Inc.                                           1,020            24,092
Deere & Co.                                             5,238           238,067
Dover Corp.                                             3,580            90,860
Rockwell Automation, Inc.                               3,216            52,324
                                                                   ------------
                                                                        699,083
                                                                   ------------
DIVERSIFIED MANUFACTURING (5.47%)
3M Co.                                                  8,542           939,364
Cooper Industries Ltd.                                  2,374            72,051
Crane Co.                                                 720            14,227
Danaher Corp.                                           3,620           205,797
Eaton Corp.                                             2,330           148,514
General Electric Co.                                  193,968         4,781,311
Honeywell International, Inc.                          17,028           368,826
Illinois Tool Works, Inc.                               7,916           461,740
Ingersoll-Rand Co.                                      4,593           158,183

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

ITT Industries, Inc.                                    2,768      $    172,529
Pall Corp.                                              1,589            25,090
Textron, Inc.                                           4,860           165,726
Tyco International Ltd.                                39,584           558,134
                                                                   ------------
                                                                      8,071,492
                                                                   ------------
E-COMMERCE SERVICES (0.22%)
eBay, Inc. *                                            5,660           298,905
TMP Worldwide, Inc. *                                   3,280            29,520
                                                                   ------------
                                                                        328,425
                                                                   ------------
ELECTRIC PRODUCTS (0.43%)
Emerson Electric Co.                                   12,026           528,422
Molex, Inc.                                             4,392           103,300
                                                                   ------------
                                                                        631,722
                                                                   ------------
ELECTRONIC COMPONENTS (0.09%)
American Power Conversion *                             1,840            17,590
Jabil Circuit, Inc. *                                   2,300            33,994
Power-One, Inc. *                                       1,040             3,099
Sanmina-SCI Corp. *                                     7,400            20,498
Solectron Corp. *                                       9,210            19,433
Symbol Technologies, Inc.                               3,795            29,108
Thomas & Betts Corp. *                                    605             8,524
                                                                   ------------
                                                                        132,246
                                                                   ------------
ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                             2,290            55,968
McDermott International, Inc. *                           440             2,697
                                                                   ------------
                                                                         58,665
                                                                   ------------
FOOD (2.83%)
Albertson's, Inc.                                       9,882           238,749
Archer-Daniels-Midland Co.                             16,781           209,930
Campbell Soup Co.                                      14,804           326,872
General Mills, Inc.                                    12,558           557,826

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

H.J. Heinz Co.                                         15,497      $    517,135
Hershey Foods Corp.                                     4,470           277,364
Kellogg Co.                                            14,620           486,115
Kroger Co. *                                           16,954           239,051
Safeway, Inc. *                                        13,020           290,346
Supervalu, Inc.                                         4,340            70,091
Sysco Corp.                                            16,976           481,949
W.M. Wrigley Jr. Co.                                    8,880           439,471
Winn-Dixie Stores, Inc.                                 3,390            44,477
                                                                   ------------
                                                                      4,179,376
                                                                   ------------
FOREST & PAPER PRODUCTS (0.51%)
Boise Cascade Corp.                                       485            11,058
Georgia-Pacific Corp.                                   3,016            39,479
International Paper Co.                                 9,611           320,911
Louisiana-Pacific Corp. *                                 970             6,276
MeadWestvaco Corp.                                      2,752            52,866
Temple-Inland, Inc.                                     1,820            70,307
Weyerhaeuser Co.                                        5,824           254,916
                                                                   ------------
                                                                        755,813
                                                                   ------------
HEALTHCARE PRODUCTS (4.23%)
Bausch & Lomb, Inc.                                     2,115            70,155
Baxter International, Inc.                             12,866           393,056
Becton Dickinson & Co.                                  5,510           156,484
Biomet, Inc.                                            4,882           130,008
Boston Scientific Corp. *                               6,822           215,302
CR Bard, Inc.                                           1,800            98,334
Guidant Corp. *                                         7,496           242,196
Johnson & Johnson                                      60,649         3,279,898
Medtronic, Inc.                                        25,172         1,060,245
St Jude Medical, Inc. *                                 4,974           177,572
Stryker Corp.                                           4,980           286,848
Zimmer Holdings, Inc. *                                 3,430           131,506
                                                                   ------------
                                                                      6,241,604
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

HEALTHCARE SERVICES (1.52%)
Aetna, Inc.                                             3,874      $    138,728
Anthem, Inc. *                                          2,690           174,850
HCA, Inc.                                              10,442           497,144
Healthsouth Corp. *                                     5,860            24,319
Humana, Inc. *                                          2,525            31,310
Manor Care, Inc. *                                      1,785            40,127
Tenet Healthcare Corp. *                               10,339           511,781
UnitedHealth Group, Inc.                                6,560           572,163
WellPoint Health Networks *                             3,450           252,885
                                                                   ------------
                                                                      2,243,307
                                                                   ------------
HOME BUILDERS (0.12%)
Centex Corp.                                            1,450            64,308
KB Home                                                 1,120            54,701
Pulte Homes, Inc.                                       1,500            63,945
                                                                   ------------
                                                                        182,954
                                                                   ------------
HOME FURNISHINGS (0.20%)
Leggett & Platt, Inc.                                   2,800            55,412
Newell Rubbermaid, Inc.                                 7,588           234,242
                                                                   ------------
                                                                        289,654
                                                                   ------------
HOTELS & MOTELS (0.30%)
Hilton Hotels Corp.                                     5,520            62,818
Marriott International, Inc.                            8,223           238,385
Starwood Hotels & Resorts Worldwide, Inc.               6,480           144,504
                                                                   ------------
                                                                        445,707
                                                                   ------------
INSTRUMENTS/CONTROLS (0.47%)
Agilent Technologies, Inc. *                            8,230           107,484
Applera Corp. - Applied Biosystems Group                5,770           105,591
Johnson Controls, Inc.                                  2,374           182,371
Millipore Corp.                                         1,130            35,923
Parker Hannifin Corp.                                   3,071           117,343

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

PerkinElmer, Inc.                                       2,020      $     11,009
Tektronix, Inc. *                                       1,140            18,730
Thermo Electron Corp. *                                 2,082            33,583
Waters Corp. *                                          3,130            75,902
                                                                   ------------
                                                                        687,936
                                                                   ------------
INSURANCE (5.11%)
ACE Ltd.                                                3,020            89,422
Aflac, Inc.                                             9,760           299,534
Allstate Corp.                                         13,976           496,847
AMBAC Financial Group, Inc.                             2,660           143,347
American International Group                           52,259         2,858,567
AON Corp.                                               4,664            95,565
Chubb Corp.                                             4,910           269,215
Cigna Corp.                                             3,628           256,681
Cincinnati Financial Corp.                              2,770            98,557
Hartford Financial Services Group, Inc.                 5,868           240,588
Jefferson-Pilot Corp.                                   2,968           119,017
John Hancock Financial Services, Inc.                   3,030            84,234
Lincoln National Corp.                                  5,108           156,049
Marsh & McLennan Cos., Inc.                            13,546           564,055
MBIA, Inc.                                              3,060           122,247
Metlife, Inc.                                          10,460           238,070
MGIC Investment Corp.                                   2,720           111,058
Principal Financial Group *                             4,600           120,428
Progressive Corp.                                       4,740           239,986
Prudential Financial, Inc. *                            9,530           272,177
Safeco Corp.                                            1,779            56,537
St. Paul Cos                                            4,040           116,029
Torchmark Corp.                                         2,020            69,205
Travelers Property Casualty Corp. *                     9,002           121,797
UnumProvident Corp.                                     3,560            72,446
XL Capital Ltd.                                         3,130           230,055
                                                                   ------------
                                                                      7,541,713
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----

LEISURE & RECREATIONAL
PRODUCTS (0.13%)
Brunswick Corp.                                         1,744      $     36,694
Hasbro, Inc.                                            3,175            35,338
Mattel, Inc.                                            6,541           117,803
                                                                   ------------
                                                                        189,835
                                                                   ------------
MEDIA (2.66%)
AOL Time Warner, Inc. *                                86,710         1,014,507
Clear Channel Communications, Inc. *                   14,070           488,933
Comcast Corp. *                                        21,060           439,312
Dow Jones & Co., Inc.                                   4,495           172,653
Gannett Co., Inc.                                       6,744           486,782
Knight-Ridder, Inc.                                     3,509           197,943
McGraw-Hill Cos., Inc.                                  5,760           352,627
Meredith Corp.                                          2,178            93,763
New York Times Co.                                      4,274           194,253
Tribune Co.                                             8,007           334,773
Univision Communications, Inc. *                        6,500           148,200
                                                                   ------------
                                                                      3,923,746
                                                                   ------------
METAL FABRICATION (0.02%)
Worthington Industries                                  1,410            26,367
                                                                   ------------
MINING (0.41%)
Alcoa, Inc.                                            16,898           326,131
Freeport-McMoRan Copper & Gold, Inc. *                  1,590            21,401
Newmont Mining Corp.                                    6,898           189,764
Phelps Dodge Corp. *                                    2,675            68,560
                                                                   ------------
                                                                        605,856
                                                                   ------------
MOTORCYCLE MANUFACTURER (0.24%)
Harley-Davidson, Inc.                                   7,570           351,627
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

OFFICE AUTOMATION &
EQUIPMENT (0.32%)
Avery Dennison Corp.                                    3,771      $    214,872
Pitney Bowes, Inc.                                      6,874           209,588
Xerox Corp. *                                          10,532            52,133
                                                                   ------------
                                                                        476,593
                                                                   ------------
OIL & GAS (6.14%)
Amerada Hess Corp.                                      2,638           179,067
Anadarko Petroleum Corp.                                5,293           235,750
Apache Corp.                                            3,552           211,166
Baker Hughes, Inc.                                      3,960           114,959
BJ Services Co. *                                       1,870            48,620
Burlington Resources, Inc.                              3,157           121,103
ChevronTexaco Corp.                                    22,909         1,586,448
ConocoPhillips                                         14,294           660,955
Devon Energy Corp.                                      3,100           149,575
EOG Resources, Inc.                                     1,130            40,635
Exxon Mobil Corp.                                     132,782         4,235,746
Halliburton Co.                                         7,138            92,152
Kerr-McGee Corp.                                        2,990           129,886
Marathon Oil Corp.                                      4,876           110,588
Nabors Industries Ltd. *                                2,300            75,325
Noble Corp. *                                           1,450            44,950
Occidental Petroleum Corp.                              5,063           143,688
Rowan Cos., Inc.                                          220             4,101
Schlumberger Ltd.                                      15,140           582,284
Sunoco, Inc.                                            1,790            53,986
Transocean, Inc.                                        5,387           112,050
Unocal Corp.                                            3,982           124,995
                                                                   ------------
                                                                      9,058,029
                                                                   ------------
PHARMACEUTICALS (9.17%)
Abbott Laboratories                                    33,296         1,345,158
Allergan, Inc.                                          3,410           185,504
AmerisourceBergen Corp.                                 2,640           188,549
Bristol-Myers Squibb Co.                               41,458           986,700

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Cardinal Health, Inc.                                   9,950      $    618,890
Eli Lilly & Co.                                        24,135         1,335,631
Forest Laboratories, Inc. *                             4,300           352,643
King Pharmaceuticals, Inc. *                            3,446            62,614
Medimmune, Inc. *                                       4,410            92,037
Merck & Co., Inc.                                      47,080         2,152,027
Pfizer, Inc.                                          123,032         3,570,389
Pharmacia Corp.                                        27,055         1,051,898
Schering-Plough Corp.                                  30,850           657,722
Watson Pharmaceuticals, Inc. *                          2,240            54,902
Wyeth                                                  27,490           874,182
                                                                   ------------
                                                                     13,528,846
                                                                   ------------
PHOTOGRAPHY EQUIPMENT (0.22%)
Eastman Kodak Co.                                      12,014           327,261
                                                                   ------------
PIPELINES (0.15%)
Dynegy, Inc.                                            7,550             8,758
EL Paso Corp.                                          11,221            92,798
Kinder Morgan, Inc.                                     2,760            97,842
Williams Cos., Inc.                                     9,640            21,786
                                                                   ------------
                                                                        221,184
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (0.11%)
Equity Office Properties Trust                          4,990           128,842
Simon Property Group, Inc.                              1,080            38,588
                                                                   ------------
                                                                        167,430
                                                                   ------------
RETAIL STORES (7.29%)
Autozone, Inc. *                                        2,577           203,222
Bed Bath & Beyond, Inc. *                               5,290           172,295
Best Buy Co., Inc. *                                    6,615           147,581
Big Lots, Inc. *                                        1,330            21,054
Circuit City Stores, Inc.                               3,410            51,662
Costco Wholesale Corp. *                                9,740           315,284
CVS Corp.                                               9,984           253,094

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Dillard's, Inc.                                         1,090      $     21,996
Dollar General Corp.                                    5,191            69,663
Family Dollar Stores                                    2,090            56,179
Federated Department Stores *                           5,267           155,060
Gap, Inc.                                              13,905           150,869
Home Depot, Inc.                                       47,419         1,237,636
JC Penney Co., Inc. Holding Co.                         4,497            71,592
Kohl's Corp. *                                          7,380           448,778
Lowe's Cos., Inc.                                      15,446           639,464
Limited Brands                                          7,630           109,414
May Department Stores Co.                               8,918           203,063
Nordstrom, Inc.                                         2,290            41,083
Office Depot, Inc. *                                    4,880            60,219
RadioShack Corp. *                                      4,880            97,893
Sears Roebuck and Co.                                   8,434           328,926
Staples, Inc. *                                         7,200            92,088
Target Corp.                                           18,538           547,242
Tiffany & Co.                                           3,350            71,791
TJX Cos., Inc.                                          9,820           166,940
Toys R US, Inc. *                                       3,481            35,437
Walgreen Co.                                           21,136           650,143
Wal-Mart Stores, Inc.                                  88,218         4,343,854
                                                                   ------------
                                                                     10,763,522
                                                                   ------------
SEMICONDUCTORS (2.67%)
Advanced Micro Devices, Inc. *                          5,978            31,923
Altera Corp. *                                          6,550            56,788
Analog Devices, Inc. *                                  7,800           153,660
Applied Materials, Inc. *                              32,460           374,913
Applied Micro Circuits Corp. *                          4,040            11,554
Broadcom Corp. *                                        5,960            63,653
Intel Corp.                                           129,664         1,801,033
Kla-Tencor Corp. *                                      4,190           117,069
Linear Technology Corp.                                 6,850           141,932
LSI Logic Corp. *                                       5,360            34,036
Maxim Integrated Products *                             7,230           179,015

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Micron Technology, Inc. *                              12,336      $    152,596
National Semiconductor Corp. *                          2,820            33,671
Novellus Systems, Inc. *                                2,860            59,517
Nvidia Corp. *                                          2,300            19,688
PMC - Sierra, Inc. *                                    3,950            15,326
QLogic Corp. *                                          2,010            52,340
Teradyne, Inc. *                                        3,340            32,064
Texas Instruments, Inc.                                33,478           494,470
Xilinx, Inc. *                                          7,110           112,608
                                                                   ------------
                                                                      3,937,856
                                                                   ------------
STEEL PRODUCERS (0.07%)
Allegheny Technologies, Inc.                            1,316             9,107
Nucor Corp.                                             2,311            87,587
United States Steel Corp.                               1,213            14,083
                                                                   ------------
                                                                        110,777
                                                                   ------------
TELECOMMUNICATIONS (5.23%)
ADC Telecommunications, Inc. *                         11,140            12,811
Alltel Corp.                                            7,478           300,092
Andrew Corp. *                                          1,062             6,956
AT&T Corp.                                             63,532           763,019
AT&T Wireless Services, Inc. *                         36,844           151,797
Avaya, Inc. *                                           4,324             6,183
BellSouth Corp.                                        38,186           701,095
CenturyTel, Inc.                                        2,080            46,654
CIENA Corp. *                                           5,490            16,305
Cisco Systems, Inc. *                                 139,538         1,462,358
Comverse Technology, Inc. *                             3,980            27,820
Corning, Inc. *                                        14,189            22,702
JDS Uniphase Corp. *                                   20,010            38,979
Lucent Technologies, Inc. *                            51,981            39,506
Motorola, Inc.                                         37,368           380,406
Nextel Communications, Inc. *                          11,820            89,241
Qualcomm, Inc. *                                       15,070           416,233
Qwest Communications International *                   29,376            66,977

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SBC Communications, Inc.                               68,355      $  1,373,936
Scientific-Atlanta, Inc.                                2,900            36,279
Sprint Corp.-FON Group                                 16,552           150,954
Sprint Corp.-PCS Group *                               14,990            29,380
Tellabs, Inc. *                                         6,382            25,975
Verizon Communications, Inc.                           56,491         1,550,113
                                                                   ------------
                                                                      7,715,771
                                                                   ------------
TOOLS (0.13%)
Black & Decker Corp.                                    2,281            95,642
Snap-On, Inc.                                             560            12,869
Stanley Works                                           2,360            77,101
                                                                   ------------
                                                                        185,612
                                                                   ------------
TRANSPORTATION (1.66%)
Burlington Northern Santa Fe Corp.                      6,624           158,446
CSX Corp.                                               3,215            84,812
FedEx Corp.                                             6,646           332,765
Norfolk Southern Corp.                                  5,636           113,791
Union Pacific Corp.                                     7,033           407,000
United Parcel Service, Inc.                            21,710         1,357,526
                                                                   ------------
                                                                      2,454,340
                                                                   ------------
TRAVEL SERVICES (0.05%)
Sabre Holdings Corp. *                                  3,624            70,124
                                                                   ------------
TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                      1,280            31,910
                                                                   ------------
UTILITIES (3.19%)
AES Corp. *                                             9,000            22,590
Allegheny Energy, Inc.                                  5,290            69,299
Ameren Corp.                                            5,038           209,833
American Electric Power Co., Inc.                       9,024           257,274
Calpine Corp. *                                         5,230            12,918
Centerpoint Energy, Inc. *                              7,140            71,471

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Cinergy Corp.                                           2,564      $     80,587
CMS Energy Corp.                                        1,860            14,992
Consolidated Edison, Inc.                               4,719           189,798
Constellation Energy Group, Inc.                        3,059            75,833
Dominion Resources, Inc.                                8,824           447,642
DTE Energy Co.                                          3,829           155,840
Duke Energy Corp.                                      15,046           294,149
Edison International *                                  5,376            53,760
Entergy Corp.                                           4,685           194,896
Exelon Corp.                                            9,404           446,690
FirstEnergy Corp.                                       3,775           112,835
FPL Group, Inc.                                         6,919           372,242
KeySpan Corp.                                           1,640            54,940
Mirant Corp. *                                          7,620            16,840
Nicor, Inc.                                             1,490            42,018
Peoples Energy Corp.                                    1,290            43,460
PG&E Corp. *                                            6,899            77,683
Pinnacle West Capital Corp.                             2,420            67,179
PPL Corp.                                               3,885           126,418
Progress Energy, Inc.                                   6,714           274,401
Public Service Enterprise Group, Inc.                   5,147           156,984
Sempra Energy                                           3,995            78,502
Southern Co.                                           11,830           340,467
TXU Corp.                                               6,901           287,841
Xcel Energy, Inc.                                       5,780            53,812
                                                                   ------------
                                                                      4,703,194
                                                                   ------------
WASTE DISPOSAL (0.22%)
Allied Waste Industries, Inc. *                         1,870            13,744
Waste Management, Inc.                                 13,283           309,760
                                                                   ------------
                                                                        323,504
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $227,102,322)                                               144,870,673
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

MISCELLANEOUS INVESTMENTS (0.39%)
SPDR Trust Series 1 (Cost $639,870)                     7,000      $    572,740

                                                     PRINCIPAL
                                                     ---------
REPURCHASE AGREEMENTS (1.32%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $1,945,585
  (collateralized by  FHLMC, 8.00%, due
  03/01/17, market value $2,003,878)
  (Cost $1,945,512)                                 1,945,512         1,945,512
                                                                   ------------

    TOTAL INVESTMENTS
      (Cost $229,687,704) (99.86%)                                 $147,388,925
    OTHER ASSETS IN EXCESS OF
      LIABILITIES, (0.14%)                                              213,073
                                                                   ------------
    NET ASSETS (100%)                                              $147,601,998
                                                                   ============

Cost for federal income tax at September 30, 2002
  was $229,713,051 and net unrealized
  depreciation consisted of:
    Gross unrealized appreciation                                  $  5,643,744
    Gross unrealized depreciation                                   (87,967,871)
                                                                   ------------
    Net unrealized depreciation                                    $(82,324,127)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (99.09%)

ADVERTISING (0.24%)
Advo, Inc. *                                            5,555      $    176,371
                                                                   ------------
AEROSPACE/DEFENSE (2.51%)
AAR Corp.                                               6,172            29,317
Alliant Techsystems, Inc. *                             9,237           639,662
Armor Holdings, Inc. *                                  6,890           103,281
BE Aerospace, Inc. *                                   11,240            53,502
Curtiss-Wright Corp.                                    2,660           159,041
DRS Technologies, Inc. *                                4,420           164,512
EDO Corp.                                               4,740           106,223
Engineered Support Systems, Inc.                        2,660           151,726
Esterline Technologies Corp. *                          4,820            80,205
GenCorp, Inc.                                           6,920            69,546
Kaman Corp.                                             4,873            59,694
Teledyne Technologies, Inc. *                           7,400           134,384
Triumph Group, Inc. *                                   4,600           128,800
                                                                   ------------
                                                                      1,879,893
                                                                   ------------
AGRICULTURE (0.28%)
Delta & Pine Land Co.                                  11,156           209,063
                                                                   ------------
AIRLINES (0.47%)
Atlantic Coast Airlines Holdings, Inc. *               11,640           107,670
Frontier Airlines, Inc. *                               6,830            33,330
Mesa Air Group, Inc. *                                  4,240            15,476
Midwest Express Holdings, Inc. *                        3,650            14,600
Skywest, Inc.                                          13,940           182,614
                                                                   ------------
                                                                        353,690
                                                                   ------------
APPAREL (1.61%)
Gymboree Corp. *                                        5,630            91,825
Haggar Corp.                                            2,970            32,611
Kellwood Co.                                            6,900           157,734

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

K-Swiss, Inc.                                           5,660      $    120,954
Nautica Enterprises, Inc. *                             7,636            79,414
Oshkosh B'Gosh, Inc.                                    3,470           119,229
Oxford Industries, Inc.                                 4,790           104,901
Phillips-Van Heusen                                     6,090            76,734
Quiksilver, Inc. *                                      5,960           134,636
Russell Corp.                                           5,760            86,342
Stride Rite Corp.                                       7,880            62,331
Wolverine World Wide, Inc.                              9,018           135,270
                                                                   ------------
                                                                      1,201,981
                                                                   ------------
APPLIANCES (0.08%)
Applica, Inc. *                                         4,930            26,129
Salton, Inc. *                                          3,740            31,827
                                                                   ------------
                                                                         57,956
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.27%)
Midas, Inc. *                                           5,350            26,750
Standard Motor Products, Inc.                           8,076            87,302
Tower Automotive, Inc. *                               12,990            87,033
                                                                   ------------
                                                                        201,085
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.38%)
Oshkosh Truck Corp.                                     4,350           245,340
Wabash National Corp.                                   7,220            39,060
                                                                   ------------
                                                                        284,400
                                                                   ------------
BANKS (6.10%)
Boston Private Financial Holdings, Inc.                 4,280            91,164
Chittenden Corp.                                        9,275           274,540
Community First Bankshares, Inc.                       10,120           282,146
Cullen/Frost Bankers, Inc.                             13,342           455,629
East-West Bancorp, Inc.                                 5,870           198,171
First Bancorp Puerto Rico                               6,870           261,884

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

First Midwest Bancorp, Inc.                            13,756      $    369,486
First Republic Bank *                                   3,430            74,602
Fremont General Corp.                                  12,552            61,505
GBC Bancorp                                             3,540            68,747
Hudson United Bancorp                                  12,537           333,484
Provident Bankshares Corp.                              7,836           169,101
Riggs National Corp.                                    5,966            85,254
South Financial Group, Inc.                            11,560           243,800
Southwest Bancorp of Texas, Inc. *                      8,690           316,403
Sterling Bancshares, Inc.                               5,010            65,481
Susquehanna Bancshares, Inc.                            9,555           206,866
Trustco Bank Corp. NY                                  11,764           124,440
UCBH Holdings, Inc.                                     5,140           201,951
United Bankshares, Inc.                                11,160           323,752
Whitney Holding Corp.                                  11,157           356,020
                                                                   ------------
                                                                      4,564,426
                                                                   ------------
BIOTECHNOLOGY (0.78%)
Arqule, Inc. *                                          4,460            22,969
Bio-Technology General Corp. *                         15,350            45,436
Cambrex Corp.                                           6,834           251,491
CryoLife, Inc. *                                        5,135            13,402
Enzo Biochem, Inc. *                                    7,710           110,253
Regeneron Pharmaceuticals, Inc. *                      10,550           142,425
                                                                   ------------
                                                                        585,976
                                                                   ------------
BUILDING MATERIALS (1.58%)
Apogee Enterprises, Inc.                                7,120            77,893
Butler Manufacturing Co.                                3,975            85,860
ElkCorp                                                 4,530            77,327
Florida Rock Industries, Inc.                           7,490           228,894
Insituform Technologies, Inc. *                         6,020            86,381
Lennox International, Inc.                             12,530           165,772
Simpson Manufacturing Co., Inc. *                       7,300           229,147
Texas Industries, Inc.                                  5,720           138,882
Universal Forest Products, Inc.                         4,770            89,771
                                                                   ------------
                                                                      1,179,927
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

CHEMICALS (1.81%)
Arch Chemicals, Inc.                                    5,960      $    105,611
ChemFirst, Inc.                                         5,217           150,041
Georgia Gulf Corp.                                      9,030           206,516
MacDermid, Inc.                                         9,550           190,523
OM Group, Inc.                                          7,021           300,499
Omnova Solutions, Inc. *                                4,760            21,848
Penford Corp.                                           2,660            35,910
PolyOne Corp.                                          19,970           171,542
Quaker Chemical Corp.                                   3,480            66,955
Wellman, Inc.                                           7,850           107,152
                                                                   ------------
                                                                      1,356,597
                                                                   ------------
COMMERCIAL SERVICES (4.29%)
Aaron Rents, Inc.                                       5,010           115,230
ABM Industries, Inc.                                   13,280           187,248
Administaff, Inc. *                                     6,390            24,602
Angelica Corp.                                            210             4,513
Arbitron, Inc. *                                        7,530           256,773
Bowne & Co., Inc.                                       7,404            74,040
CDI Corp. *                                             5,929           155,043
Central Parking Corp.                                   9,675           194,855
Chemed Corp.                                            3,215            98,926
Consolidated Graphics, Inc. *                           3,930            68,972
CPI Corp.                                               3,900            53,625
G&K Services, Inc.                                      5,727           193,859
Hall Kinion & Associates, Inc. *                        3,780            22,680
Heidrick & Struggles, Inc. *                            5,100            77,469
Hooper Holmes, Inc.                                    14,540            90,148
Insurance Auto Auctions, Inc. *                         3,440            51,982
Kroll, Inc. *                                           6,700           132,861
Labor Ready, Inc. *                                     8,390            53,025
MAXIMUS, Inc. *                                         5,960           133,504
Memberworks, Inc. *                                     4,270            74,383
On Assignment, Inc. *                                   6,140            50,778
Parexel International Corp. *                           5,380            45,730
Pharmaceutical Product Development, Inc. *             13,480           260,703

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Pre-Paid Legal Services, Inc. *                         4,980      $     99,002
PRG-Schultz International, Inc. *                      12,995           160,878
Sourcecorp *                                            4,400            89,804
Spherion Corp. *                                       18,346           129,339
Startek, Inc. *                                         4,260            93,763
Volt Information Sciences, Inc. *                       4,590            69,539
Watson Wyatt & Co. Holdings *                           7,500           150,000
                                                                   ------------
                                                                      3,213,274
                                                                   ------------
COMPUTER HARDWARE (0.19%)
Hutchinson Technology, Inc. *                           6,630           107,074
Talx Corp.                                              2,410            31,740
                                                                   ------------
                                                                        138,814
                                                                   ------------
COMPUTER SERVICES (0.98%)
CACI International, Inc. *                              7,140           253,113
Carreker Corp. *                                        4,890            29,976
Ciber, Inc. *                                          15,900            92,379
Factset Research Systems, Inc.                          8,560           227,268
Manhattan Associates, Inc. *                            7,120            96,262
Rainbow Technologies, Inc. *                            6,200            17,608
SCM Microsystems, Inc. *                                3,870            15,283
                                                                   ------------
                                                                        731,889
                                                                   ------------
COMPUTER SOFTWARE (3.87%)
American Management Systems *                          10,238           130,330
Ansys, Inc. *                                           3,570            61,511
Aspen Technology, Inc. *                                8,020            24,060
Avid Technology, Inc. *                                 6,410            66,023
Barra, Inc. *                                           5,730           156,544
Captaris, Inc. *                                        5,400            12,415
Concerto Software, Inc. *                               4,340            25,697
Concord Communications, Inc. *                          4,590            23,180
eFunds Corp. *                                          8,820            82,740
Fair Isaac & Co., Inc.                                 13,312           435,302
Filenet Corp. *                                         8,642            89,445

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Global Payments, Inc.                                   9,370      $    239,872
Hyperion Solutions Corp. *                              8,876           162,875
Information Resources, Inc. *                           1,340             4,971
Inter-Tel, Inc.                                         6,920           140,822
JDA Software Group, Inc. *                              6,660            46,553
Mapinfo Corp. *                                         3,020            11,929
Midway Games, Inc. *                                   10,410            57,047
MRO Software, Inc. *                                    6,230            54,201
Netegrity, Inc. *                                       7,180            14,791
PC-Tel, Inc. *                                          7,250            37,772
Phoenix Technologies Ltd. *                             6,230            45,168
Pinnacle Systems, Inc. *                               14,490           156,492
Progress Software Corp. *                               8,246            99,777
Roxio, Inc. *                                           4,350            13,180
Serena Software, Inc. *                                 8,280            99,360
SPSS, Inc. *                                            3,080            35,636
Take-Two Interactive Software *                         9,140           265,060
THQ, Inc. *                                            10,045           208,936
Verity, Inc. *                                          7,670            76,316
Zix Corp. *                                             5,210            20,059
                                                                   ------------
                                                                      2,898,064
                                                                   ------------
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
Brooktrout, Inc. *                                      4,680            21,388
Catapult Communications Corp. *                         3,650            35,587
Kronos, Inc. *                                          5,500           135,465
Mercury Computer Systems, Inc. *                        5,670           133,812
Micros Systems, Inc. *                                  4,300            99,717
NYFIX, Inc. *                                           7,230            28,125
Radiant Systems, Inc. *                                 6,920            55,360
Radisys Corp. *                                         4,150            16,434
Systems & Computer Technology Corp. *                   7,470            52,290
                                                                   ------------
                                                                        578,178
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

CONSUMER PRODUCTS (1.21%)
Fossil, Inc. *                                         12,300      $    246,615
Russ Berrie & Co., Inc.                                 6,398           192,004
Scotts Co. *                                            7,339           305,963
WD-40 Co.                                               5,530           159,817
                                                                   ------------
                                                                        904,399
                                                                   ------------
DISTRIBUTION/WHOLESALE (1.21%)
Advanced Marketing Services                             4,140            57,091
Bell Microproducts, Inc. *                              3,900            16,302
Hughes Supply, Inc.                                     6,525           190,138
Owens & Minor, Inc.                                     7,724           110,376
SCP Pool Corp. *                                        7,377           202,204
United Stationers, Inc. *                               8,950           235,385
Watsco, Inc.                                            6,695            95,739
                                                                   ------------
                                                                        907,235
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (1.05%)
Financial Federal Corp. *                               4,330           137,911
Jefferies Group, Inc.                                   6,740           257,198
Raymond James Financial, Inc.                          12,461           337,319
SWS Group, Inc.                                         4,565            55,921
                                                                   ------------
                                                                        788,349
                                                                   ------------
DIVERSIFIED MANUFACTURING (1.94%)
Acuity Brands, Inc.                                     7,770            95,260
AO Smith Corp.                                          6,952           197,576
Aptargroup, Inc.                                        9,578           257,361
Barnes Group, Inc.                                      5,560           111,700
Griffon Corp. *                                         5,700            60,705
Lydall, Inc. *                                            410             4,838
Myers Industries, Inc.                                  6,920            86,708
Roper Industries, Inc.                                  8,056           277,932
SPS Technologies, Inc. *                                4,078           101,665
Standex International Corp.                             5,110           103,631
Tredegar Corp.                                          9,164           153,497
                                                                   ------------
                                                                      1,450,873
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

E-COMMERCE (0.05%)
QRS Corp. *                                             5,170      $     34,277
                                                                   ------------
ELECTRICAL COMPONENTS (0.55%)
Advanced Energy Industries, Inc. *                      8,260            73,514
Artesyn Technologies, Inc. *                           11,070            16,716
Belden, Inc.                                            5,990            80,386
C&D Technologies, Inc.                                  6,400            93,824
Intermagnetics General Corp. *                          3,928            67,051
Magnetek, Inc. *                                        2,110             6,752
Vicor Corp. *                                           9,709            69,419
                                                                   ------------
                                                                        407,662
                                                                   ------------
ELECTRONIC COMPONENTS (0.89%)
Bel Fuse, Inc.                                          2,670            57,271
Benchmark Electronics, Inc. *                           6,030           126,932
CTS Corp.                                               5,990            27,554
DSP Group, Inc. *                                       5,750            92,339
Methode Electronics                                     8,840            81,151
Planar Systems, Inc. *                                  2,860            45,588
Rogers Corp. *                                          4,010            93,634
Technitrol, Inc.                                        9,360           139,932
                                                                   ------------
                                                                        664,401
                                                                   ------------
ELECTRONIC INSTRUMENTS (1.25%)
BEI Technologies, Inc.                                  3,090            33,990
Coherent, Inc. *                                        7,230           131,947
Cymer, Inc. *                                           8,660           161,422
Dionex Corp. *                                          5,238           133,883
Electro Scientific Industries, Inc. *                   7,010           103,958
Meade Instruments Corp. *                               5,360            16,723
Photon Dynamics, Inc. *                                 4,540            84,580
Watts Industries, Inc.                                  6,130           100,532
Woodward Governor Co.                                   3,030           143,616
X-Rite, Inc.                                            3,470            26,823
                                                                   ------------
                                                                        937,474
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

ELECTRONIC MEASURING
INSTRUMENTS (0.63%)
Analogic Corp.                                          3,510      $    147,034
Flir Systems, Inc. *                                    4,180           146,258
Itron, Inc. *                                           4,760            87,536
Keithley Instruments, Inc.                              3,210            39,001
Trimble Navigation Ltd. *                               5,520            54,648
                                                                   ------------
                                                                        474,477
                                                                   ------------
ELECTRONICS (1.26%)
Brady Corp.                                             6,290           202,538
Checkpoint Systems, Inc. *                              5,510            68,049
Harman International Industries, Inc.                   8,050           416,588
Park Electrochemical Corp.                              4,974            83,066
Paxar Corp. *                                           7,719           112,234
Pioneer Standard Electronics                            6,440            46,626
SBS Technologies, Inc. *                                2,320            16,611
                                                                   ------------
                                                                        945,712
                                                                   ------------
ENGINEERING SERVICES (0.37%)
EMCOR Group, Inc. *                                     3,660           181,902
URS Corp. *                                             5,600            92,792
                                                                   ------------
                                                                        274,694
                                                                   ------------
ENVIRONMENTAL CONTROL (0.60%)
Ionics, Inc. *                                          4,495           107,026
Tetra Tech, Inc. *                                     11,553            92,308
Waste Connections, Inc. *                               7,240           251,880
                                                                   ------------
                                                                        451,214
                                                                   ------------
FILTRATION PRODUCTS (0.46%)
Clarcor, Inc.                                           6,660           204,462
Cuno, Inc. *                                            4,530           139,751
                                                                   ------------
                                                                        344,213
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

FOOD (1.99%)
American Italian Pasta Co. *                            4,880      $    174,167
Corn Products International, Inc.                       9,020           259,325
Fleming Cos., Inc.                                     11,170            55,850
Great Atlantic & Pacific Tea Co. *                     11,290            94,610
Hain Celestial Group, Inc. *                            8,420           123,353
J&J Snack Foods Corp. *                                 2,560            94,336
Nash Finch Co.                                          3,320            45,152
Performance Food Group Co. *                           11,250           382,050
Ralcorp Holdings, Inc. *                                7,570           161,014
United Natural Foods, Inc. *                            4,440           102,253
                                                                   ------------
                                                                      1,492,110
                                                                   ------------
FOREST PRODUCTS & PAPER (0.46%)
Buckeye Technologies, Inc. *                            8,120            59,682
Caraustar Industries, Inc.                              8,055            75,314
Deltic Timber Corp.                                     3,110            68,358
Pope & Talbot, Inc.                                     5,165            66,370
Rock-Tenn Co.                                           4,970            76,637
                                                                   ------------
                                                                        346,361
                                                                   ------------
GARDEN PRODUCTS (0.25%)
Toro Co.                                                3,269           183,881
                                                                   ------------
HAND/MACHINE TOOLS (0.42%)
Baldor Electric Co.                                     9,200           175,720
Milacron, Inc.                                          8,200            36,982
Regal-Beloit Corp.                                      5,808            99,375
                                                                   ------------
                                                                        312,077
                                                                   ------------
HEALTHCARE PRODUCTS (5.18%)
Advanced Medical Optics, Inc. *                           510             4,850
Arthrocare Corp. *                                      6,190            75,023
Biosite, Inc. *                                         3,710           107,553
Conmed Corp. *                                          8,550           172,283
Cooper Cos., Inc.                                       3,900           204,750

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Datascope Corp.                                         4,180      $    113,111
Diagnostic Products Corp.                               7,180           330,280
Haemonetics Corp. *                                     6,500           154,245
Hologic, Inc. *                                         2,980            29,204
ICU Medical, Inc. *                                     3,630           132,568
Idexx Laboratories, Inc. *                              9,069           280,667
Inamed Corp. *                                          5,390           123,970
Invacare Corp.                                          8,126           278,316
Mentor Corp.                                            6,083           193,926
Natures Sunshine Products, Inc.                           790             8,556
NBTY, Inc. *                                           14,583           189,287
PolyMedica Corp. *                                      3,230            85,337
Resmed, Inc. *                                          7,940           227,084
Respironics, Inc. *                                     8,430           269,844
Sola International, Inc. *                              7,460            74,973
SurModics, Inc. *                                       4,470           142,012
Sybron Dental Specialties, Inc. *                       9,570           133,884
Techne Corp. *                                         10,470           343,311
Viasys Healthcare, Inc. *                               5,760            88,704
Vital Signs, Inc.                                       3,883           115,364
                                                                   ------------
                                                                      3,879,102
                                                                   ------------
HEALTHCARE SERVICES (3.79%)
Ameripath, Inc. *                                       7,310           108,919
Amsurg Corp. *                                          5,020           151,453
Coventry Health Care, Inc. *                           14,895           484,088
Curative Health Services, Inc. *                        2,730            29,621
Dianon Systems, Inc. *                                  3,210           151,865
Impath, Inc. *                                          4,350            56,159
Mid Atlantic Medical Services *                        11,800           427,160
Orthodontic Centers Of America *                       12,950           138,565
Pediatrix Medical Group, Inc. *                         6,700           207,633
Province Healthcare Co. *                              11,670           200,140
RehabCare Group, Inc. *                                 4,380           101,309
Renal Care Group, Inc. *                               12,430           408,823
Sierra Health Services *                                6,580           118,045

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Sunrise Assisted Living, Inc. *                         5,340      $    114,543
US Oncology, Inc. *                                    16,970           137,627
                                                                   ------------
                                                                      2,835,950
                                                                   ------------
HOME BUILDERS (3.01%)
Champion Enterprises, Inc. *                            9,745            28,650
Coachmen Industries, Inc.                               3,930            58,989
Fleetwood Enterprises, Inc.                            10,660            71,848
MDC Holdings, Inc.                                      6,798           239,969
Monaco Coach Corp. *                                    7,995           160,140
NVR, Inc. *                                             1,970           590,665
Ryland Group, Inc.                                      6,788           252,310
Skyline Corp.                                           3,120            84,833
Standard-Pacific Corp.                                  7,940           185,637
Toll Brothers, Inc. *                                  17,570           381,972
Winnebago Industries                                    4,920           194,488
                                                                   ------------
                                                                      2,249,501
                                                                   ------------
HOME FURNISHINGS (0.98%)
Bassett Furniture Industries, Inc.                      4,568            62,901
Ethan Allen Interiors, Inc.                            10,256           331,884
La-Z-Boy, Inc.                                         14,453           335,310
                                                                   ------------
                                                                        730,095
                                                                   ------------
HOTELS & MOTELS (0.13%)
Prime Hospitality Corp. *                              11,580            94,956
                                                                   ------------
HOUSEWARES (0.35%)
Libbey, Inc.                                            4,860           154,840
National Presto Industries, Inc.                        3,610           104,257
                                                                   ------------
                                                                        259,097
                                                                   ------------
INSURANCE (2.57%)
Delphi Financial Group                                  5,592           203,661
First American Corp.                                   15,488           316,420
Hilb Rogal & Hamilton Co.                               7,080           292,050

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Landamerica Financial Group, Inc.                       4,700      $    154,583
Philadelphia Consolidated Holding Co. *                 5,640           166,380
Presidential Life Corp.                                 4,470            64,368
RLI Corp.                                               2,550           136,808
SCPIE Holdings, Inc.                                    2,850            14,535
Selective Insurance Group                               6,628           144,026
Stewart Information Services Corp. *                    2,830            60,421
Trenwick Group Ltd.                                     9,907            51,516
UICI *                                                 10,490           170,567
Zenith National Insurance Corp.                         5,498           145,257
                                                                   ------------
                                                                      1,920,592
                                                                   ------------
LEISURE & RECREATION (0.22%)
Bally Total Fitness Holding Corp. *                     7,800            77,298
Pegasus Solutions, Inc. *                               8,110            85,561
                                                                   ------------
                                                                        162,859
                                                                   ------------
MACHINERY-DIVERSIFIED (2.99%)
Applied Industrial Technologies, Inc.                   5,700            96,615
Astec Industries, Inc. *                                5,470            58,967
Briggs & Stratton                                       5,950           223,363
Brooks-PRI Automation, Inc. *                           8,580            98,241
Cognex Corp. *                                         10,437           145,179
Gardner Denver, Inc. *                                  4,120            64,725
Gerber Scientific, Inc. *                               6,901            26,569
Graco, Inc.                                            13,125           325,500
IDEX Corp.                                              8,520           243,246
JLG Industries, Inc.                                   10,240            82,432
Lindsay Manufacturing Co.                               3,619            87,688
Manitowoc Co.                                           6,617           180,975
Robbins & Myers, Inc.                                   3,820            71,243
Thomas Industries, Inc.                                 4,660           115,568
Zebra Technologies Corp. *                              7,856           413,933
                                                                   ------------
                                                                      2,234,244
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

MEDIA (0.29%)
4Kids Entertainment, Inc. *                             4,010      $     95,157
Information Holdings, Inc. *                            5,690           123,189
                                                                   ------------
                                                                        218,346
                                                                   ------------
MEDICAL INFORMATION SYSTEMS (0.69%)
Cerner Corp. *                                          8,900           313,369
Dendrite International, Inc. *                         10,955            69,126
NDCHealth Corp.                                         8,696           135,223
                                                                   ------------
                                                                        517,718
                                                                   ------------
METAL FABRICATION (1.70%)
AM Castle & Co.                                         3,507            23,672
Commercial Metals Co.                                   9,610           172,211
Intermet Corp.                                          1,220             5,868
Lawson Products                                         3,630           105,814
Maverick Tube Corp. *                                   7,080            62,800
Mueller Industries, Inc. *                              8,512           220,461
Quanex Corp.                                            3,878           134,567
Shaw Group, Inc. *                                     10,340           146,828
Timken Co.                                             13,830           231,652
Valmont Industries, Inc.                                6,150           143,602
Wolverine Tube, Inc. *                                  3,825            23,447
                                                                   ------------
                                                                      1,270,922
                                                                   ------------
METALS (0.58%)
Cleveland-Cliffs, Inc.                                  3,570            85,859
Material Sciences Corp. *                               2,930            35,658
Reliance Steel & Aluminum Co.                           7,795           170,321
Ryerson Tull, Inc.                                      2,310            14,853
Steel Dynamics, Inc. *                                  9,690           126,842
                                                                   ------------
                                                                        433,533
                                                                   ------------
MINING (0.41%)
Brush Engineered Materials, Inc. *                      4,780            37,284
Century Aluminum Co.                                    3,160            21,994
Commonwealth Industries, Inc.                           4,320            22,680

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Massey Energy Co.                                      19,590      $    126,355
RTI International Metals, Inc. *                        4,530            47,565
Stillwater Mining Co. *                                 9,057            54,342
                                                                   ------------
                                                                        310,220
                                                                   ------------
OFFICE EQUIPMENT (0.15%)
Imagistics International, Inc. *                        4,400            76,340
Interface, Inc.                                         9,608            38,048
                                                                   ------------
                                                                        114,388
                                                                   ------------
OFFICE SUPPLIES (0.63%)
Harland (John H.) Co.                                   7,450           202,267
New England Business Svc., Inc.                         4,810           101,731
Standard Register Co.                                   6,980           167,520
                                                                   ------------
                                                                        471,518
                                                                   ------------
OIL & GAS (6.15%)
Atwood Oceanics, Inc. *                                 4,770           139,523
Cabot Oil & Gas Corp.                                   7,731           166,217
CAL Dive International, Inc. *                          8,480           171,016
CARBO Ceramics, Inc.                                    4,480           160,563
Dril-Quip, Inc. *                                       3,760            63,356
Eagle Geophysical, Inc./OLD *                             315                 2
Evergreen Resources, Inc. *                             4,890           200,392
Frontier Oil Corp.                                      3,800            47,120
Input/Output, Inc. *                                   10,304            49,356
Key Production Co., Inc. *                              2,550            41,310
Lone Star Technologies *                                7,030            83,306
Newfield Exploration Co. *                             11,482           385,680
Nuevo Energy Co. *                                      6,410            69,869
Oceaneering International, Inc. *                       5,926           150,817
Patina Oil & Gas Corp.                                  7,225           205,913
Plains Resources, Inc. *                                5,590           144,110
Pogo Producing Co.                                     13,936           474,660
Prima Energy Corp. *                                    3,040            63,749
Remington Oil & Gas Corp. *                             4,780            67,398
Seacor Smit, Inc. *                                     5,490           225,035

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Southwestern Energy Co. *                               1,630      $     19,560
St. Mary Land & Exploration Co.                         5,830           139,337
Stone Energy Corp. *                                    7,140           232,050
Swift Energy Co. *                                      5,450            56,680
Tetra Technologies, Inc. *                              3,400            68,510
Tom Brown, Inc. *                                       9,450           216,405
Unit Corp. *                                            6,590           126,199
Veritas DGC, Inc. *                                     7,790            84,210
Vintage Petroleum, Inc.                                15,256           164,765
XTO Energy, Inc.                                       28,517           587,735
                                                                   ------------
                                                                      4,604,843
                                                                   ------------
PACKAGING & CONTAINERS (0.08%)
Chesapeake Corp.                                        4,020            60,059
                                                                   ------------
PHARMACEUTICALS (2.51%)
Accredo Health, Inc. *                                  7,590           361,891
Alpharma, Inc.                                         11,868           113,933
Cephalon, Inc. *                                       13,370           545,763
Medicis Pharmaceutical *                                7,620           311,429
Noven Pharmaceuticals, Inc. *                           5,460            66,830
Priority Healthcare Corp. *                            11,328           285,466
Syncor International Corp. *                            6,080           195,229
                                                                   ------------
                                                                      1,880,541
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (1.39%)
Capital Automotive REIT                                 1,300            32,474
Colonial Properties Trust                               8,180           295,952
Essex Property Trust, Inc.                              5,040           249,178
Glenborough Realty Trust, Inc.                          2,180            44,254
Kilroy Realty Corp.                                     5,050           119,735
Shurgard Storage Centers, Inc.                          9,430           298,177
                                                                   ------------
                                                                      1,039,770
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

RECREATIONAL VEHICLES (0.94%)
Arctic Cat, Inc.                                        5,200      $     72,592
Polaris Industries, Inc.                                6,000           372,000
Thor Industries, Inc.                                   7,480           260,005
                                                                   ------------
                                                                        704,597
                                                                   ------------
RETAIL-APPAREL (3.13%)
AnnTaylor Stores Corp. *                               11,430           263,233
Brown Shoe Co., Inc.                                    4,799            85,902
Burlington Coat Factory Warehouse Corp.                11,030           198,540
Cato Corp.                                              6,110           115,968
Chico's FAS, Inc. *                                    21,050           335,327
Childrens Place *                                       6,600            66,660
Christopher & Banks Corp. *                             6,560           164,787
Dress Barn, Inc. *                                     10,852           168,857
Footstar, Inc. *                                        5,530            43,134
Genesco, Inc. *                                         5,670            78,246
Goody's Family Clothing, Inc. *                         2,760            13,027
HOT Topic, Inc. *                                       7,860           141,716
Men's Wearhouse, Inc. *                                10,695           157,217
Pacific Sunwear Of California *                         8,225           167,461
Stein Mart, Inc. *                                     10,140            59,218
Too, Inc. *                                             8,570           199,510
Wet Seal, Inc. *                                        8,100            81,000
                                                                   ------------
                                                                      2,339,803
                                                                   ------------
RETAIL-AUTO PARTS (0.74%)
O'Reilly Automotive, Inc. *                            13,310           380,932
PEP Boys-Manny Moe & Jack                              12,230           149,817
TBC Corp. *                                             2,580            26,755
                                                                   ------------
                                                                        557,504
                                                                   ------------
RETAIL-AUTOMOBILE (0.18%)
Group 1 Automotive, Inc. *                              6,100           136,335
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

RETAIL-BEDDING (0.26%)
Linens 'N Things, Inc. *                               10,790      $    198,212
                                                                   ------------
RETAIL-COMPUTER EQUIPMENT (0.14%)
Insight Enterprises, Inc. *                            10,395           105,509
                                                                   ------------
RETAIL-CONSUMER ELECTRONICS (0.06%)
Ultimate Electronics, Inc. *                            3,610            46,028
                                                                   ------------
RETAIL-CONVENIENCE STORE (0.17%)
Casey's General Stores, Inc.                           10,762           124,301
                                                                   ------------
RETAIL-DISCOUNT (0.46%)
Factory 2-U Stores, Inc. *                              3,300             6,402
Fred's, Inc.                                            6,550           195,570
ShopKo Stores, Inc. *                                  10,784           140,839
                                                                   ------------
                                                                        342,811
                                                                   ------------
RETAIL-DRUG STORE (0.13%)
Duane Reade, Inc. *                                     6,250           100,000
                                                                   ------------
RETAIL-FABRIC STORE (0.30%)
Hancock Fabrics, Inc.                                   5,450            88,017
Jo-Ann Stores, Inc. *                                   4,745           133,050
                                                                   ------------
                                                                        221,067
                                                                   ------------
RETAIL-HAIR SALONS (0.38%)
Regis Corp.                                            10,175           287,851
                                                                   ------------
RETAIL-HOME FURNISHINGS (0.25%)
Cost Plus, Inc. *                                       5,680           152,508
Haverty Furniture Cos., Inc.                            2,810            35,125
                                                                   ------------
                                                                        187,633
                                                                   ------------
RETAIL-JEWELRY (0.37%)
Zale Corp. *                                            9,080           273,853
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----


RETAIL-MAIL ORDER (0.10%)
J. Jill Group, Inc. *                                   4,490      $     78,216
                                                                   ------------
RETAIL-OFFICE SUPPLIES (0.15%)
School Specialty, Inc. *                                4,360           109,044
                                                                   ------------
RETAIL-RESTAURANTS (1.97%)
CEC Entertainment, Inc. *                               7,862           268,173
Ihop Corp. *                                            8,520           205,332
Landry's Restaurants, Inc.                              7,620           172,136
Luby's, Inc. *                                          6,810            33,505
Panera Bread Co. *                                      8,350           225,450
PF Chang's China Bistro, Inc. *                         6,530           189,566
Ruby Tuesday, Inc.                                     20,280           380,858
                                                                   ------------
                                                                      1,475,020
                                                                   ------------
SAVINGS & LOANS (2.77%)
American Financial Holdings, Inc.                       6,830           207,700
Anchor Bancorp Wisconsin, Inc.                          4,470            90,294
Commercial Federal Corp.                               13,950           303,691
Dime Community Bancshares                               7,665           164,184
Downey Financial Corp.                                  7,316           250,573
FirstFed Financial Corp. *                              3,870            99,653
MAF Bancorp, Inc.                                       6,940           214,446
Seacoast Financial Services Corp.                       3,660            73,456
Staten Island Bancorp, Inc.                            17,340           301,716
Washington Federal, Inc.                               16,443           366,926
                                                                   ------------
                                                                      2,072,639
                                                                   ------------
SCHOOLS (0.87%)
Corinthian Colleges, Inc. *                            10,900           411,366
ITT Educational Services, Inc. *                       12,940           242,884
                                                                   ------------
                                                                        654,250
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SEMICONDUCTORS (2.19%)
Actel Corp. *                                           6,060      $     63,024
Alliance Semiconductor Corp. *                         10,300            39,140
AstroPower, Inc. *                                      5,710            40,541
ATMI, Inc. *                                            7,770           109,557
Axcelis Technologies, Inc. *                           20,180            98,478
AXT, Inc. *                                             5,890            12,251
Cohu, Inc.                                              5,320            60,116
Dupont Photomasks, Inc. *                               5,010           114,128
Electroglas, Inc. *                                     5,740            11,480
ESS Technology *                                       10,500            64,575
Exar Corp. *                                            9,580           110,649
Helix Technology Corp.                                  6,160            59,444
Kopin Corp. *                                          14,170            49,312
Kulicke & Soffa Industries, Inc. *                     12,640            37,920
Microsemi Corp. *                                       6,180            34,670
Pericom Semiconductor Corp. *                           5,870            50,599
Photronics, Inc. *                                      7,630            76,758
Power Integrations, Inc. *                              7,000            85,330
Rudolph Technologies, Inc. *                            3,990            41,057
Skyworks Solutions, Inc. *                             20,390            92,367
Standard Microsystems Corp. *                           4,420            67,542
Supertex, Inc. *                                        2,560            26,624
Therma-Wave, Inc. *                                     5,640             4,456
Three-Five Systems, Inc. *                              5,320            24,685
Ultratech Stepper, Inc. *                               5,300            42,877
Varian Semiconductor Equipment Associates, Inc. *       8,730           143,521
Veeco Instruments, Inc. *                               7,530            81,324
                                                                   ------------
                                                                      1,642,425
                                                                   ------------
STORAGE/WAREHOUSING (0.07%)
Mobile Mini, Inc. *                                     3,980            51,541
                                                                   ------------
TELECOMMUNICATIONS (1.38%)
Adaptec, Inc. *                                        25,060           110,515
Aeroflex, Inc. *                                       12,955            65,293
Allen Telecom, Inc. *                                   7,310            39,035

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Anixter International, Inc. *                           9,076      $    186,966
Audiovox Corp. *                                        9,570            66,980
Aware, Inc. *                                           6,300            13,104
Black Box Corp. *                                       5,350           177,620
Boston Communications Group *                           3,610            37,255
Cable Design Technologies Corp. *                      11,920            72,950
C-COR.net Corp. *                                       9,340            34,651
General Communication *                                 8,070            30,343
Harmonic, Inc. *                                       13,990            24,483
Metro One Telecommunications *                          7,140            60,690
Network Equipment Technologies, Inc. *                  4,520            16,950
Stratex Networks, Inc. *                               18,640            23,841
Symmetricom, Inc. *                                     5,415            13,862
Tollgrade Communications, Inc. *                        2,580            20,150
Viasat, Inc. *                                          6,470            40,761
                                                                   ------------
                                                                      1,035,449
                                                                   ------------
THERAPEUTICS (0.07%)
MGI Pharma, Inc. *                                      4,320            30,240
Theragenics Corp. *                                     5,310            23,364
                                                                   ------------
                                                                         53,604
                                                                   ------------
TOYS/GAMES/HOBBIES (0.34%)
Action Performance Cos., Inc.                           4,590           117,963
Department 56 *                                         6,960            72,732
Jakks Pacific, Inc. *                                   5,690            63,267
                                                                   ------------
                                                                        253,962
                                                                   ------------
TRANSPORTATION (2.54%)
Arkansas Best Corp. *                                   5,400           154,931
Forward Air Corp. *                                     5,560           100,636
Heartland Express, Inc. *                              11,574           216,897
Kansas City Southern *                                 11,530           142,972
Kirby Corp. *                                           5,937           134,295
Landstar System, Inc. *                                 4,090           200,512
Offshore Logistics, Inc. *                              5,320            95,547

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Roadway Corp.                                           5,020      $    184,134
Usfreightways Corp.                                     7,032           201,678
Werner Enterprises, Inc.                               14,277           262,411
Yellow Corp. *                                          6,956           205,258
                                                                   ------------
                                                                      1,899,271
                                                                   ------------
UTILITIES (4.53%)
American States Water Co.                               5,085           133,329
Atmos Energy Corp.                                      7,536           162,024
Avista Corp.                                           12,070           135,184
Cascade Natural Gas Corp.                               6,390           125,883
Central Vermont Public Service Corp.                    9,800           172,774
CH Energy Group, Inc.                                   4,290           201,330
El Paso Electric Co. *                                  4,990            59,281
Energen Corp.                                           7,280           184,257
Green Mountain Power Corp.                              3,100            54,870
Laclede Group, Inc.                                     4,830           112,539
New Jersey Resources Corp.                              7,374           242,605
Northwest Natural Gas Co.                               7,162           210,276
Northwestern Corp.                                      6,650            64,904
NUI Corp.                                               4,560            98,496
Philadelphia Suburban Corp.                            16,643           337,853
Piedmont Natural Gas Co.                                8,479           300,750
Southern Union Co. *                                   12,316           139,171
Southwest Gas Corp.                                     7,799           173,528
UGI Corp.                                               6,500           236,275
UIL Holdings Corp.                                      4,191           148,571
Unisource Energy Corp.                                  6,100            93,025
                                                                   ------------
                                                                      3,386,925
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

TOTAL COMMON STOCK
  (Cost $87,934,354 )                                              $ 74,157,097
                                                                   ------------
MISCELLANEOUS INVESTMENTS (0.15%)
Elan Corp. Plc. Contigent Value Rights *                7,790                39
Midcap SPDR Trust Series 1                              1,500           111,525
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS
   (Cost $122,775)                                                      111,564
                                                                   ------------

REPURCHASE AGREEMENTS (0.75%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $561,761
   (collateralized by FNMB Pool # 50658, 7.00%,
  due 10/01/07, market value $578,592)
  (Cost $561,740)                                     561,740           561,740
                                                                   ------------

    TOTAL INVESTMENTS
      (Cost $88,618,869) (99.99%)                                  $ 74,830,401
    OTHER ASSETS IN EXCESS OF
      LIABILITIES, (0.01%)                                               10,246
                                                                   ------------
    NET ASSETS (100%)                                              $ 74,840,647
                                                                   ============

Cost for federal income tax at September 30, 2002
  was $89,268,845 and net unrealized
  depreciation consisted of:
    Gross unrealized appreciation                                  $ 10,333,044
    Gross unrealized depreciation                                   (24,771,488)
                                                                   ------------
    Net unrealized depreciation                                    $(14,438,444)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----


COMMON STOCK (96.98%)

AUSTRALIA (4.71%)
AMP Ltd.                                                9,560      $     60,773
Australia & New Zealand Banking Group Ltd.             15,240           146,148
BHP Billiton Ltd.                                      63,094           310,242
Brambles Industries Ltd.                               63,871           223,835
Commonwealth Bank of Australia                         21,230           347,662
Macquarie Bank Ltd.                                     5,860            70,556
National Australia Bank Ltd.                           23,810           433,121
Ridley Corp. Ltd.                                     429,900           327,009
Rio Tinto Ltd.                                          9,570           157,550
Telstra Corp. Ltd.                                     80,300           206,803
Wesfarmers Ltd.                                         6,380            93,767
Westpac Banking Corp.                                  12,730            95,795
                                                                   ------------
                                                                      2,473,261
                                                                   ------------
BELGIUM (1.19%)
Cofinimmo SA                                            1,400           131,228
Delhaize Group                                          1,730            28,073
Electrabel *                                              600           141,714
Fortis                                                  9,910           139,459
KBC Bancassurance Holding                               2,930            92,194
UCB SA                                                  3,240            93,495
                                                                   ------------
                                                                        626,163
                                                                   ------------
BRITAIN (22.27%)
3i Group Plc                                           11,570            78,328
Abbey National Plc                                     14,010           113,574
Amvescap Plc                                           15,770            74,770
AstraZeneca Plc                                        18,950           573,953
Aviva Plc                                              19,260           108,127
BAA Plc                                                14,760           122,323
BAE Systems Plc                                        23,730            71,742
Barclays Plc                                           82,620           482,675
BG Group Plc                                           38,390           151,079
BOC Group Plc                                           9,090           123,649

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Boots Co. Plc                                          14,460      $    119,837
BP Plc                                                222,510         1,487,132
British Sky Broadcasting Plc *                         16,630           134,029
BT Group Plc                                           78,040           203,108
Centrica Plc                                           43,540           112,804
Compass Group Plc                                      18,370            76,626
Dixons Group Plc                                       26,680            72,270
GlaxoSmithKline Plc                                    67,441         1,303,428
GUS Plc                                                14,160           119,800
HBOS Plc                                               37,840           349,599
HSBC Holdings Plc                                     102,820         1,039,680
Invensys Plc                                           46,050            44,174
J Sainsbury Plc                                        23,050           101,222
Kingfisher Plc                                         17,018            55,264
Lattice Group Plc                                      42,950           115,159
Legal & General Group Plc                              50,680            68,740
Lloyds TSB Group Plc                                   55,310           408,367
Marks & Spencer Group Plc                              35,805           180,602
National Grid Group Plc                                17,620           124,897
Pearson Plc                                            16,350           130,101
Prudential Plc                                         17,370            92,737
Railtrack Group Plc                                     6,860            26,700
Reckitt Benckiser Plc                                   5,860           110,399
Reed Elsevier Plc *                                    14,510           124,701
Rentokil Initial Plc                                   35,470           116,300
Reuters Group Plc                                      17,960            63,618
Rio Tinto Plc                                          15,510           249,028
Royal Bank of Scotland Group Plc                       30,875           582,153
Scottish Power Plc                                     22,070           119,391
Shell Transport & Trading Co. Plc                      93,680           557,970
Smiths Group Plc                                       12,280           124,075
Tesco Plc                                              66,840           216,266
Unilever Plc                                           31,750           287,592
Vodafone Group Plc                                    547,290           701,433
Wolseley Plc                                            7,360            58,623
WPP Group Plc                                          16,820           112,548
                                                                   ------------
                                                                     11,690,593
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

DENMARK (0.77%)
D/S 1912                                                   13      $     72,995
Dampskibsselskabet Svendborg                               10            72,915
Danske Bank A/S                                         8,400           127,415
Novo-Nordisk A/S                                        4,790           130,655
                                                                   ------------
                                                                        403,980
                                                                   ------------
FINLAND (2.07%)
Kesko Oyj                                              11,990           125,007
Nokia Oyj                                              59,980           797,243
Stora Enso Oyj                                          6,900            66,825
UPM-Kymmene Oyj                                         3,610            99,178
                                                                   ------------
                                                                      1,088,253
                                                                   ------------
FRANCE (10.00%)
Accor SA                                                4,370           127,615
Air Liquide                                             1,575           194,560
Alcatel SA                                             11,480            26,661
Aventis SA                                              7,940           415,871
AXA                                                    14,440           141,703
BNP Paribas                                             8,740           284,855
Bouygues                                                4,180           107,402
Cap Gemini SA                                           1,910            30,578
Carrefour SA                                            6,680           268,019
Castorama Dubois Investissements                        1,210            79,877
Cie de Saint-Gobain                                     4,280            94,491
Dassault Systemes SA                                    1,750            26,979
Etablissements Economiques du Casino
  Guichard Perrachon                                      930            60,934
France Telecom                                          7,800            53,495
Gecina SA                                               1,220           105,495
Groupe Danone                                           1,680           202,550
Lafarge SA                                              1,830           146,125
Lagardere S.C.A                                         2,520            96,626
L'Oreal SA                                              4,580           330,408
Michelin (C.G.D.E.)                                     2,150            60,384

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Peugeot SA                                              2,720      $    100,559
Pinault-Printemps-Redoute                               1,230            77,794
Renault SA                                              2,120            91,324
Sanofi-Synthelabo SA                                    5,020           283,023
Schneider Electric SA                                   3,070           136,161
Societe Generale                                        3,650           153,878
Sodexho Alliance SA                                     3,280            63,759
STMicroelectronics NV                                   8,230           110,693
Suez SA                                                11,510           181,084
Thales SA                                               1,950            52,127
TotalFinaElf SA                                         6,940           913,537
Union du Credit-Bail Immobilier                         1,770            99,703
Vinci SA                                                1,170            70,878
Zodiac SA                                               3,000            58,346
                                                                   ------------
                                                                      5,247,494
                                                                   ------------
GERMANY (5.82%)
Allianz AG                                              2,270           195,392
BASF AG                                                 6,830           237,589
Bayer AG                                                8,660           149,254
Bayerische Hypo-und Vereinsbank AG *                    5,130            67,680
Beiersdorf AG                                             790            76,509
DaimlerChrysler AG                                      9,700           324,963
Deutsche Bank AG                                        6,010           274,991
Deutsche Telekom AG                                    28,080           237,261
E.ON AG                                                 7,320           345,058
Fresenius Medical Care AG                               1,290            28,301
Linde AG                                                1,590            57,352
Metro AG                                                2,950            51,309
Muenchener Rueckversicherungs AG                        1,190           121,364
RWE AG                                                  6,180           183,220
SAP AG                                                  2,490           110,732
Schering AG                                             3,000           140,528
Siemens AG                                              9,500           318,732
Volkswagen AG                                           5,170           132,839
                                                                   ------------
                                                                      3,053,074
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

HONG KONG (1.59%)
Cathay Pacific Airways Ltd.                            51,000      $     68,984
Cheung Kong Holdings Ltd.                              20,000           126,160
Hang Seng Bank Ltd.                                    16,200           169,797
Hutchison Whampoa Ltd.                                 32,000           185,446
Sun Hung Kai Properties Ltd.                           31,000           182,035
Swire Pacific Ltd.                                     25,500           100,698
                                                                   ------------
                                                                        833,120
                                                                   ------------
IRELAND (0.50%)
Allied Irish Banks Plc                                 15,600           185,615
CRH Plc                                                 6,970            77,697
                                                                   ------------
                                                                        263,312
                                                                   ------------
ITALY (4.03%)
Assicurazioni Generali SpA                             14,970           219,542
Autostrade Concessioni e Costruzioni
  Autostrade SpA                                       17,110           132,396
Enel SpA                                               39,080           188,854
ENI-Ente Nazionale Idrocarburi SpA *                   37,685           516,917
Fiat SpA                                                9,630            93,264
IntesaBci SpA                                          55,650            93,493
Mediaset SpA                                           14,680            91,251
Pirelli SpA                                            56,970            48,080
Sanpaolo IMI SpA                                       16,940            95,255
Telecom Italia SpA                                     13,570            96,689
Telecom Italia SpA                                     49,400           245,560
TIM SpA                                                25,200            98,120
UniCredito Italiano SpA                                54,600           197,486
                                                                   ------------
                                                                      2,116,907
                                                                   ------------
JAPAN (23.35%)
Acom Co. Ltd.                                           1,700            71,776
Advantest Corp.                                         1,100            42,739
Aeon Co. Ltd.                                           4,000           102,513
Ajinomoto Co., Inc.                                    12,000           127,058

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Asahi Glass Co. Ltd.                                   15,000      $     92,164
Asahi Kasei Corp.                                      20,000            54,214
Bridgestone Corp.                                       9,000           107,048
Canon, Inc.                                            10,000           326,926
Central Japan Railway Co.                                  20           126,992
Chubu Electric Power Co., Inc.                          4,100            69,041
Dai Nippon Printing Co. Ltd.                           11,000           119,180
Daiichi Pharmaceutical Co. Ltd.                         5,000            81,156
Daiwa House Industry Co. Ltd.                          14,000            85,559
Daiwa Securities Group, Inc.                           13,000            71,759
Denso Corp.                                            10,000           162,724
East Japan Railway Co.                                     41           191,293
Eisai Co. Ltd.                                          4,000            92,328
Fanuc Ltd.                                              2,100            93,839
Fuji Photo Film Co. Ltd.                                7,000           208,723
Fujitsu Ltd.                                           20,000            86,414
Hirose Electric Co. Ltd.                                1,000            71,792
Hitachi Ltd.                                           32,000           160,342
Honda Motor Co. Ltd.                                    7,300           295,622
House Foods Corp.                                      10,000            89,371
Hoya Corp.                                              1,600            99,228
Ito-Yokado Co. Ltd.                                     4,000           157,056
Japan Airlines Co. Ltd.                                25,000            60,580
Kansai Electric Power Co.                              12,600           176,984
Kao Corp.                                               8,000           176,442
Komatsu Ltd.                                           19,000            63,833
Konica Corp.                                           12,000            78,167
Kubota Corp.                                           31,000            88,870
Kyocera Corp.                                           1,900           127,197
Matsushita Electric Industrial Co. Ltd.                19,000           197,117
Millea Holdings, Inc. *                                    18           144,307
Mitsubishi Chemical Corp.                              32,000            58,617
Mitsubishi Corp.                                       17,000           114,227
Mitsubishi Electric Corp.                              23,000            74,248
Mitsubishi Estate Co. Ltd.                             15,000           119,887
Mitsubishi Heavy Industries Ltd.                       42,000           114,539
Mitsubishi Tokyo Financial Group, Inc.                     47           347,076

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Mitsui & Co. Ltd.                                      20,000      $    104,978
Mitsui Fudosan Co. Ltd.                                10,000            81,321
Mizuho Holdings, Inc.                                      92           215,377
Mizuno Corp.                                           48,000           125,776
Murata Manufacturing Co. Ltd.                           3,400           173,156
NEC Corp.                                              16,000            77,148
Nintendo Co. Ltd.                                       1,700           198,012
Nippon Express Co. Ltd.                                18,000            81,173
Nippon Oil Corp.                                       19,000            81,781
Nippon Steel Corp.                                     78,000           102,513
Nippon Telegraph & Telephone Corp.                         66           219,566
Nippon Unipac Holding                                      13            65,459
Nippon Yusen Kabushiki Kaisha                          24,000            79,054
Nissan Motor Co. Ltd.                                  32,000           237,621
Nissin Food Products Co. Ltd.                           4,600            92,952
Nitto Denko Corp.                                       2,500            63,455
Nomura Holdings, Inc.                                  18,000           236,570
NTT Data Corp.                                             19            68,203
NTT DoCoMo, Inc.                                          193           329,752
ORIX Corp.                                              1,500            88,344
Osaka Gas Co. Ltd.                                     38,000            92,706
Promise Co. Ltd.                                        1,500            57,787
Ricoh Co. Ltd.                                          8,000           138,985
Rohm Co. Ltd.                                           1,200           140,858
Sankyo Co. Ltd.                                         7,000            90,619
Sanyo Electric Co. Ltd.                                20,000            67,685
Secom Co. Ltd.                                          3,500           140,011
Sekisui House Ltd.                                     15,000           112,001
Seven - Eleven Japan                                    4,000           135,370
Sharp Corp.                                            13,000           124,832
Shin-Etsu Chemical Co. Ltd.                             5,000           165,517
Shionogi & Co. Ltd.                                     6,000            64,761
SMC Corp./Japan                                           700            63,019
Sony Corp.                                              9,700           407,155
Sumitomo Chemical Co. Ltd.                             22,000            84,393

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Sumitomo Corp.                                         13,000      $     66,741
Sumitomo Electric Industries Ltd.                      10,000            57,335
Sumitomo Mitsui Banking Corp.                          52,400           294,411
Taisho Pharmaceutical Co. Ltd.                          6,000            94,234
Takeda Chemical Industries Ltd.                         9,000           362,987
Takefuji Corp.                                          1,100            62,165
TDK Corp.                                               1,800            69,936
Tokyo Electric Power Co.                               13,300           240,348
Tokyo Electron Ltd.                                     2,400            91,868
Toshiba Corp.                                          33,000           100,838
Toyota Motor Corp.                                     26,700           686,471
UFJ Holdings, Inc.                                         42           111,434
West Japan Railway Co.                                     20            72,942
Yamanouchi Pharmaceutical Co. Ltd.                      4,000            87,728
Yamato Transport Co. Ltd.                               8,000           120,256
                                                                   ------------
                                                                     12,256,552
                                                                   ------------
NETHERLANDS (5.34%)
ABN Amro Holding NV                                    14,730           161,289
Aegon NV                                               11,920           111,908
Akzo Nobel NV                                           4,400           141,753
ASML Holding NV *                                       5,560            34,177
ING Groep NV                                           19,340           267,767
Koninklijke Ahold NV                                    8,480           100,480
Koninklijke Philips Electronics NV                     13,760           199,893
OCE NV                                                  6,300            44,142
Reed Elsevier NV *                                      9,940           118,761
Royal Dutch Petroleum Co.                              22,870           923,253
TPG NV                                                  6,230           104,418
Unilever NV                                             6,770           400,754
VNU NV                                                  3,630            84,338
Wolters Kluwer NV                                       5,960           107,785
                                                                   ------------
                                                                      2,800,718
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

NORWAY (0.79%)
Bergesen DY A/S                                         6,300      $     88,412
Norsk Hydro ASA                                         5,890           221,745
Orkla ASA                                               6,630           106,015
                                                                   ------------
                                                                        416,172
                                                                   ------------
PORTUGAL (0.38%)
Banco Comercial Portugues SA                           31,550            67,035
Portugal Telecom SGPS SA                               29,120           130,938
                                                                   ------------
                                                                        197,973
                                                                   ------------
SINGAPORE (0.74%)
DBS Group Holdings Ltd.                                13,000            81,927
Oversea-Chinese Banking Corp.                          18,000            97,231
Singapore Airlines Ltd.                                19,000           102,633
United Overseas Bank Ltd.                              16,000           107,135
                                                                   ------------
                                                                        388,926
                                                                   ------------
SPAIN (3.09%)
Banco Bilbao Vizcaya Argentaria SA                     30,300           226,374
Banco Santander Central Hispano SA                     43,590           222,710
Endesa SA                                              14,220           128,583
Gas Natural SDG SA                                      6,200           105,080
Grupo Dragados SA                                       6,430            96,587
Iberdrola SA                                           14,250           184,480
Repsol YPF SA                                          15,150           179,512
Telefonica SA                                          54,334           404,860
Union Fenosa SA                                         5,670            72,843
                                                                   ------------
                                                                      1,621,029
                                                                   ------------
SWEDEN (1.65%)
Atlas Copco AB                                          4,850            80,812
Electrolux AB                                           4,740            71,566
Hennes & Mauritz AB                                     9,060           157,310

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Sandvik AB                                              6,680      $    157,049
Securitas AB                                            4,890            60,647
Skanska AB                                             13,880            68,408
Svenska Cellulosa AB                                    2,370            73,356
Svenska Handelsbanken                                   8,700           108,369
Telefonaktiebolaget LM Ericsson *                      71,240            25,891
Volvo AB                                                4,300            62,373
                                                                   ------------
                                                                        865,781
                                                                   ------------
SWITZERLAND (8.69%)
ABB Ltd.                                               13,040            43,107
Adecco SA                                               1,860            62,938
Bobst Group AG                                          4,480           145,968
Ciba Specialty Chemicals AG                             1,270            83,707
Credit Suisse Group                                    11,030           216,377
EMS-Chemie Holding AG                                      39           141,630
Givaudan                                                  210            94,081
Hilti AG                                                   91            61,029
Holcim Ltd.                                             2,610            78,130
Liechtenstein Landesbank                                  170            71,430
Lindt & Spruengli AG                                       13            82,949
Lonza Group AG                                          1,570            89,093
Novartis AG                                            28,560         1,129,256
PSP Swiss Property AG                                   1,850           185,226
Roche Holding AG                                        8,640           584,426
Schweiz Natl-Vers-Ges                                     140            57,969
Serono SA                                                 100            47,855
Swiss Prime Site                                        2,140           310,134
Swiss Reinsurance                                       3,640           204,707
Swisscom AG                                               420           116,746
Syngenta AG                                             1,890           103,147
UBS AG                                                 13,440           559,240
Zurich Financial Services AG                              985            91,934
                                                                   ------------
                                                                      4,561,079
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2002
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

TOTAL COMMON STOCK
  (Cost $78,539,744)                                               $ 50,904,387
                                                                   ------------
MISCELLANEOUS INVESTMENTS (0.72%)
iShares MSCI EAFE Index Fund (Cost $490,152)            4,000           379,520
                                                                   ------------
REPURCHASE AGREEMENTS (1.98%)
Fifth Third Bank, 1.35%, dated 09/30/02,
  due 10/01/02, repurchase price $1,038,287
  (collateralized by FNMA Pool #567727,
  6.50%, due 08/01/14, market value
  $1,069,396) (Cost $1,038,248)                     1,038,248         1,038,248
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $80,068,144) (99.68%)                                  $ 52,322,155
                                                                   ------------
    OTHER ASSETS IN EXCESS OF
      LIABILITIES, (0.32%)                                              170,039
                                                                   ------------
    NET ASSETS (100%)                                              $ 52,492,194
                                                                   ============
Cost for federal income tax at September 30, 2002
  was $80,068,144 and net unrealized
  depreciation consisted of:
    Gross unrealized appreciation                                  $    803,088
    Gross unrealized depreciation                                   (28,549,077)
                                                                   ------------
    Net unrealized depreciation                                    $(27,745,989)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                             MONEY MARKET FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $16,396,509) (Note 2)     $ 16,396,509
  Receivables:
    Dividends and interest                                                   34
  Prepaid expenses                                                        7,194
                                                                   ------------
      Total assets                                                   16,403,737
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $         52
    Fund shares redeemed                                                 18,941
    Due to Custodian                                                        149
    Due to Advisor                                                        2,200
    Accrued expenses                                                      6,444
                                                                   ------------
      Total liabilities                                                  27,786
                                                                   ------------
NET ASSETS                                                         $ 16,375,951
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $ 16,375,951
  Undistributed net investment income                                        --
  Undistributed realized gain (loss) on investments                          --
  Net unrealized appreciation (depreciation) on:
    Investments                                                              --
    Translation of assets and liabilities in
      foreign currencies                                                     --
                                                                   ------------
NET ASSETS                                                         $ 16,375,951
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 365,796 shares outstanding                        $    365,796
  Net asset value, offering and redemption price per
    Class A share                                                  $       1.00

CLASS C SHARES (NOTE 1):
  Net assets for 16,010,155 shares outstanding                     $ 16,010,155
  Net asset value, offering and redemption price per
    Class C share                                                  $       1.00


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                          SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $29,010,859) (Note 2)     $ 29,707,144
  Receivables:
    Investments sold                                                  1,051,596
    Dividends and interest                                              494,787
    Collateral for securities loaned, at fair value (Note 8)          5,765,580
  Prepaid expenses                                                        8,590
                                                                   ------------
      Total assets                                                   37,027,697
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $        114
    Due to Custodian                                                        195
    Due to Advisor                                                        5,774
    Accrued expenses                                                     11,925
    Payables upon return of securities loaned (Note 8)                5,765,580
                                                                   ------------
      Total liabilities                                               5,783,588
                                                                   ------------
NET ASSETS                                                         $ 31,244,109
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $ 30,268,039
  Undistributed net investment income                                    17,281
  Undistributed realized gain on investments                            262,504
  Net unrealized appreciation on investments                            696,285
                                                                   ------------
NET ASSETS                                                         $ 31,244,109
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 11,324 shares outstanding                         $    292,996
  Net asset value, offering and redemption price per
    Class A share                                                  $      25.87

CLASS C SHARES (NOTE 1):
  Net assets for 1,197,128 shares outstanding                      $ 30,951,113
  Net asset value, offering and redemption price per
    Class C share                                                  $      25.85


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                                     BOND FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $95,533,359) (Note 2)     $102,629,944
  Receivables:
    Fund shares sold                                                    460,655
    Dividends and interest                                            1,323,870
    Collateral for securities loaned, at fair value (Note 8)         32,839,635
  Prepaid expenses                                                        9,970
                                                                   ------------
      Total assets                                                  137,264,074
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $      7,653
    Fund shares redeemed                                                750,723
    Due to Custodian                                                      1,421
    Due to Advisor                                                       17,841
    Accrued expenses                                                     28,347
    Payables upon return of securities loaned (Note 8)               32,839,635
                                                                   ------------
      Total liabilities                                              33,645,620
                                                                   ------------
NET ASSETS                                                         $103,618,454
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $ 97,217,964
  Undistributed net investment income                                    66,392
  Undistributed realized loss on investments                           (762,487)
  Net unrealized appreciation on investments                          7,096,585
                                                                   ------------
NET ASSETS                                                         $103,618,454
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 1,310,946 shares outstanding                      $ 33,961,123
  Net asset value, offering and redemption price per
    Class A share                                                  $      25.91

CLASS C SHARES (NOTE 1):
  Net assets for 2,680,049 shares outstanding                      $ 69,657,331
  Net asset value, offering and redemption price per
    Class C share                                                  $      25.99


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                         LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $229,687,704) (Note 2)    $147,388,925
  Receivables:
    Fund shares sold                                                    108,106
    Dividends and interest                                              183,490
    Collateral for securities loaned, at fair value (Note 8)          4,474,785
  Prepaid expenses                                                       12,819
                                                                   ------------
      Total assets                                                  152,168,125
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $      5,161
    Fund shares redeemed                                                  8,462
    Due to Custodian                                                      3,435
    Due to Advisor                                                       28,899
    Accrued expenses                                                     45,385
    Payables upon return of securities loaned (Note 8)                4,474,785
                                                                   ------------
      Total liabilities                                               4,566,127
                                                                   ------------
NET ASSETS                                                         $147,601,998
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $237,559,284
  Undistributed net investment income                                    55,702
  Undistributed realized loss on investments                         (7,714,209)
  Net unrealized depreciation on investments                        (82,298,779)
                                                                   ------------
NET ASSETS                                                         $147,601,998
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 1,411,631 shares outstanding                      $ 26,477,099
  Net asset value, offering and redemption price per
    Class A share                                                  $      18.76

CLASS C SHARES (NOTE 1):
  Net assets for 6,435,926 shares outstanding                      $121,124,899
  Net asset value, offering and redemption price per
    Class C share                                                  $      18.82


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                         SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $88,618,869) (Note 2)     $ 74,830,401
  Receivables:
    Fund shares sold                                                     25,537
    Dividends and interest                                               53,017
    Collateral for securities loaned, at fair value (Note 8)          5,192,445
  Prepaid expenses                                                       10,064
                                                                   ------------
      Total assets                                                   80,111,464
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $      1,725
    Fund shares redeemed                                                 11,212
    Due to Custodian                                                      2,227
    Due to Advisor                                                       14,279
    Accrued expenses                                                     48,929
    Payables upon return of securities loaned (Note 8)                5,192,445
                                                                   ------------
      Total liabilities                                               5,270,817
                                                                   ------------
NET ASSETS                                                         $ 74,840,647
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $ 86,073,916
  Undistributed realized gain on investments                          2,555,199
  Net unrealized depreciation on investments                        (13,788,468)
                                                                   ------------
NET ASSETS                                                         $ 74,840,647
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 384,206 shares outstanding                        $  8,989,110
  Net asset value, offering and redemption price per
    Class A share                                                  $      23.40

CLASS C SHARES (NOTE 1):
  Net assets for 2,805,296 shares outstanding                      $ 65,851,537
  Net asset value, offering and redemption price per
    Class C share                                                  $      23.47


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002                                            INTERNATIONAL FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $80,068,144) (Note 2)     $ 52,322,155
  Cash                                                                    4,797
  Receivables:
    Fund shares sold                                                     20,126
    Dividends and interest                                              172,081
  Prepaid expenses                                                        9,471
                                                                   ------------
      Total assets                                                   52,528,630
                                                                   ------------
LIABILITIES:
  Payables:
    12b-1 fees                                                     $        910
    Due to Custodian                                                      5,979
    Due to Advisor                                                       10,499
    Accrued expenses                                                     19,048
                                                                   ------------
      Total liabilities                                                  36,436
                                                                   ------------
NET ASSETS                                                         $ 52,492,194
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $ 91,449,669
  Undistributed realized loss on investments                        (11,214,802)
  Net unrealized appreciation (depreciation) on:
    Investments                                                     (27,745,989)
    Translation of assets and liabilities in foreign currencies           3,316
                                                                   ------------
NET ASSETS                                                         $ 52,492,194
                                                                   ============
CLASS A SHARES (NOTE 1):
  Net assets for 317,225 shares outstanding                        $  4,616,210
  Net asset value, offering and redemption price per
    Class A share                                                  $      14.55

CLASS C SHARES (NOTE 1):
  Net assets for 3,282,724 shares outstanding                      $ 47,875,984
  Net asset value, offering and redemption price per
    Class C share                                                  $      14.58


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                             MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $    300,629
  Other income                                                               --
                                                                   ------------
    Total Investment Income                                             300,629
                                                                   ------------

EXPENSES:
  Investment advisory fees (Note 4)                                      16,354
  Administration fee (Note 4)                                            12,266
  Accounting fee                                                         26,413
  Custodian fees                                                          2,994
  Transfer agency fees                                                    9,622
  Distribution fees - Class A (Note 5)                                      238
  Trustee expense                                                         2,518
  Audit fees                                                              1,865
  Legal fees                                                              2,200
  Consulting fees                                                         2,548
  Registration fees                                                      23,758
  Reports to shareholders                                                 4,074
  Other                                                                   7,374
                                                                   ------------
    Total expenses                                                      112,224
                                                                   ------------
  Net investment income                                                 188,405
                                                                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) during
    the period on investments                                                --
                                                                   ------------
  Net gain (loss) on investments                                             --
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    188,405
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                          SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $  1,380,471
  Other income                                                           12,287
                                                                   ------------
    Total Investment Income                                           1,392,758
                                                                   ------------
EXPENSES:
  Investment advisory fees (Note 4)                                      43,103
  Administration fee (Note 4)                                            21,552
  Accounting fee                                                         25,499
  Custodian fees                                                          3,672
  Transfer agency fees                                                   10,086
  Distribution fees - Class A (Note 5)                                      515
  Trustee expense                                                         8,000
  Audit fees                                                              2,705
  Legal fees                                                              3,599
  Consulting fees                                                         4,469
  Pricing fees                                                            2,796
  Registration fees                                                      24,846
  Reports to shareholders                                                   934
  Other                                                                   9,149
                                                                   ------------
    Total expenses                                                      160,925
                                                                   ------------
  Net investment income                                               1,231,833
                                                                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      427,020
  Net unrealized depreciation during the period on investments         (248,068)
                                                                   ------------
  Net gain on investments                                               178,952
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,410,785
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                                     BOND FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $  5,356,255
  Other income                                                           22,029
                                                                   ------------
    Total Investment Income                                           5,378,284
                                                                   ------------
EXPENSES:
  Investment advisory fees (Note 4)                                     139,032
  Administration fee (Note 4)                                            69,516
  Accounting fee                                                         25,359
  Custodian fees                                                         10,305
  Transfer agency fees                                                   11,936
  Distribution fees - Class A (Note 5)                                   57,589
  Trustee expense                                                        27,272
  Audit fees                                                              7,289
  Legal fees                                                              5,670
  Consulting fees                                                        14,423
  Pricing fees                                                           13,086
  Registration fees                                                      40,176
  Reports to shareholders                                                 6,461
  Other                                                                  21,417
                                                                   ------------
    Total expenses                                                      449,531
                                                                   ------------
  Net investment income                                               4,928,753
                                                                   ------------
Realized gain (loss) on investments:
  Net realized loss on investments                                     (179,060)
  Net unrealized appreciation during the period on investments        3,763,191
                                                                   ------------
  Net gain on investments                                             3,584,131
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  8,512,884
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                         LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $      8,219
  Dividends                                                           2,807,732
  Other income                                                           15,849
                                                                   ------------
    Total Investment Income                                           2,831,800
                                                                   ------------
EXPENSES:
  Investment advisory fees (Note 4)                                     276,971
  Administration fee (Note 4)                                           138,486
  Accounting fee                                                         25,499
  Custodian fees                                                         26,608
  Transfer agency fees                                                   19,801
  Distribution fees - Class A (Note 5)                                   65,540
  Trustee expense                                                        45,952
  Audit fees                                                             18,907
  Legal fees                                                             13,246
  Consulting fees                                                        28,621
  Pricing fees                                                           16,156
  Registration fees                                                      33,846
  Reports to shareholders                                                 6,493
  Other                                                                  61,418
                                                                   ------------
    Total expenses                                                      777,544
                                                                   ------------
  Net investment income                                               2,054,256
                                                                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                   (6,763,721)
  Net unrealized depreciation during the period on investments      (34,656,222)
                                                                   ------------
  Net loss on investments                                           (41,419,943)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(39,365,687)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                         SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $      3,879
  Dividends                                                             717,561
  Other income                                                           30,254
                                                                   ------------
    Total Investment Income                                             751,694
                                                                   ------------
EXPENSES:
  Investment advisory fees (Note 4)                                     132,554
  Administration fee (Note 4)                                            66,277
  Accounting fee                                                         25,499
  Custodian fees                                                         33,361
  Transfer agency fees                                                   13,801
  Distribution fees - Class A (Note 5)                                   20,975
  Trustee expense                                                        29,588
  Audit fees                                                              8,548
  Legal fees                                                              6,420
  Consulting fees                                                        13,733
  Pricing fees                                                           10,800
  Registration fees                                                      22,765
  Reports to shareholders                                                 4,774
  Other                                                                  27,135
                                                                   ------------
    Total expenses                                                      416,230
                                                                   ------------
  Net investment income                                                 335,464
                                                                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                    3,100,912
  Net unrealized depreciation during the period on investments       (4,659,728)
                                                                   ------------
  Net loss on investments                                            (1,558,816)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,223,352)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 2002                                            INTERNATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $      8,897
  Dividends (net of foreign taxes withheld of $198,961)               1,187,042
  Other income                                                               28
                                                                   ------------
    Total Investment Income                                           1,195,967
                                                                   ------------
EXPENSES:
  Investment advisory fees (Note 4)                                      95,121
  Administration fee (Note 4)                                            47,560
  Accounting fee                                                         25,499
  Custodian fees                                                         51,293
  Transfer agency fees                                                   11,760
  Distribution fees - Class A (Note 5)                                   10,925
  Trustee expense                                                        19,253
  Audit fees                                                             10,209
  Legal fees                                                              6,651
  Consulting fees                                                         9,843
  Pricing fees                                                           11,520
  Registration fees                                                      22,940
  Reports to shareholders                                                 2,441
  Other                                                                  15,217
                                                                   ------------
    Total expenses                                                      340,232
                                                                   ------------
  Net investment income                                                 855,735
                                                                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized loss on:
    Investments                                                      (4,842,401)
    Foreign currency transactions                                       (15,253)
  Net unrealized appreciation (depreciation) during the period on:
    Investments                                                      (5,562,731)
    Translation of assets and liabilities in foreign currencies           2,697
                                                                   ------------
  Net loss on investments and foreign currency                      (10,417,688)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (9,561,953)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                      $    188,405        $    806,365
  Net realized gain (loss) on
    investments                                        --                  --
  Net unrealized appreciation
    (depreciation) during the period
    on investments                                     --                  --
                                             ------------        ------------
  Net increase in net assets resulting
  from operations                                 188,405             806,365
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (2,160)             (5,098)
    Class C                                      (186,245)           (801,267)
                                             ------------        ------------
Total Distributions                              (188,405)           (806,365)
                                             ------------        ------------
Increase (decrease) in net assets
  from Fund share transactions (Note 6)            20,724          (3,484,244)
                                             ------------        ------------
Increase (decrease) in net assets                  20,724          (3,484,244)

NET ASSETS:
  Beginning of period                          16,355,227          19,839,471
                                             ------------        ------------
  End of period                              $ 16,375,951        $ 16,355,227
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------

INCREASE IN NET ASSETS
Operations:
  Net investment income                      $  1,231,833        $  1,507,584
  Net realized gain on investments                427,020              66,335
  Net unrealized appreciation
    (depreciation) during the period
    on investments                               (248,068)            985,653
                                             ------------        ------------
Net increase in net assets resulting
  from operations                               1,410,785           2,559,572
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (6,649)            (15,211)
    Class C                                    (1,231,151)         (1,510,896)
                                             ------------        ------------
Total Distributions                            (1,237,800)         (1,526,107)
                                             ------------        ------------
Increase (decrease) in net assets
  from Fund share transactions (Note 6)         2,814,789          (1,716,921)
                                             ------------        ------------
Increase (decrease) in net assets               2,987,774            (683,456)

Net Assets:
  Beginning of period                          28,256,335          28,939,791
                                             ------------        ------------
  End of period                              $ 31,244,109        $ 28,256,335
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                      $  4,928,753        $  4,875,730
  Net realized gain (loss) on
    investments                                  (179,060)             82,580
  Net unrealized appreciation
    during the period on
    investments                                 3,763,191           5,532,916
                                             ------------        ------------
Net increase in net assets resulting
  from operations                               8,512,884          10,491,226
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                    (1,251,843)           (703,696)
    Class C                                    (3,676,231)         (4,203,569)
                                             ------------        ------------
Total Distributions                            (4,928,074)         (4,907,265)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)              8,215,349           7,657,839
                                             ------------        ------------
Increase in net assets                         11,800,159          13,241,800

NET ASSETS:
 Beginning of period                           91,818,295          78,576,495
                                             ------------        ------------
 End of period                               $103,618,454        $ 91,818,295
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                      $  2,054,256        $  1,602,558
  Net realized gain (loss) on
    investments                                (6,763,721)            910,559
  Net unrealized depreciation
    during the period on
    investments                               (34,656,222)        (56,892,700)
                                             ------------        ------------
Net decrease in net assets resulting
  from operations                             (39,365,687)        (54,379,583)
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (256,054)           (118,422)
    Class C                                    (1,756,926)         (1,479,346)
  Net realized gain
    Class A                                      (108,714)           (534,383)
    Class C                                      (750,522)         (7,150,847)
                                             ------------        ------------
Total Distributions                            (2,872,216)         (9,282,998)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)             16,873,655          38,203,163
                                             ------------        ------------
Decrease in net assets                        (25,364,248)        (25,459,418)

NET ASSETS:
  Beginning of period                         172,966,246         198,425,664
                                             ------------        ------------
  End of period                              $147,601,998        $172,966,246
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                      $    335,464        $    326,749
  Net realized gain on
    investments                                 3,100,912          10,071,045
  Net unrealized depreciation
    during the period on
    investments                                (4,659,728)        (20,732,486)
                                             ------------        ------------
Net decrease in net assets
  resulting from operations                    (1,223,352)        (10,334,692)
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (19,905)             (7,132)
    Class C                                      (330,356)           (304,820)
  Net realized gain
    Class A                                      (726,705)           (397,395)
    Class C                                    (8,579,316)        (10,795,494)
                                             ------------        ------------
Total Distributions                            (9,656,282)        (11,504,841)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)              9,923,456           6,847,228
                                             ------------        ------------
Decrease in net assets                           (956,178)        (14,992,305)

NET ASSETS:
  Beginning of period                          75,796,825          90,789,130
                                             ------------        ------------
  End of period                              $ 74,840,647        $ 75,796,825
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                              FOR THE YEAR        FOR THE YEAR
                                                 ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                      $    855,735        $  1,364,597
  Net realized loss on:
    Investments                                (4,842,401)         (6,252,840)
    Foreign currency transactions                 (15,253)           (229,250)
  Net unrealized appreciation
   (depreciation) during the
   period on:
    Investments                                (5,562,731)        (20,172,244)
    Translation of assets and
      liabilities in foreign
      currencies                                    2,697            (417,243)
                                             ------------        ------------
Net decrease in net assets resulting
  from operations                              (9,561,953)        (25,706,980)
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (60,005)            (47,813)
    Class C                                      (817,192)         (1,333,661)
  Net realized gain
    Class A                                            --             (21,112)
    Class C                                            --            (731,760)
                                             ------------        ------------
Total Distributions                              (877,197)         (2,134,346)
                                             ------------        ------------
Increase in net assets from Fund
  share transactions (Note 6)                   1,130,790          15,771,410
                                             ------------        ------------
Decrease in net assets                         (9,308,360)        (12,069,916)

NET ASSETS:
  Beginning of period                          61,800,554          73,870,470
                                             ------------        ------------
  End of period                              $ 52,492,194        $ 61,800,554
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $        1.00     $        1.00    $        1.00     $        1.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.01              0.04             0.05              0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                     --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              0.01              0.04             0.05              0.05
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.01)            (0.04)           (0.05)            (0.05)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.01)            (0.04)           (0.05)            (0.05)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $        1.00     $        1.00    $        1.00     $        1.00
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        1.06%             4.50%            5.52%             4.80%
Ratios of expenses to average net assets:
  before fee waivers                                                0.78%             0.62%            0.63%             0.52%
  after fee waivers                                                 0.78%             0.62%            0.59%             0.36%
Ratios of net investment income to average net assets:
  before fee waivers                                                1.06%             4.45%            5.35%             4.50%
  after fee waivers                                                 1.06%             4.45%            5.39%             4.66%
Portfolio turnover rate                                              N/A               N/A              N/A               N/A
Net assets, end of period                                  $     365,796     $     129,993    $      34,379     $      14,356


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $        1.00     $        1.00    $        1.00     $        1.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.01              0.05             0.06              0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                     --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              0.01              0.05             0.06              0.05
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.01)            (0.05)           (0.06)            (0.05)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.01)            (0.05)           (0.06)            (0.05)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $        1.00     $        1.00    $        1.00     $        1.00
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        1.16%             4.61%            5.64%             4.90%
Ratios of expenses to average net assets:
  before fee waivers                                                0.68%             0.52%            0.53%             0.42%
  after fee waivers                                                 0.68%             0.52%            0.49%             0.26%
Ratios of net investment income to average net assets:
  before fee waivers                                                1.16%             4.55%            5.45%             4.60%
  after fee waivers                                                 1.16%             4.55%            5.49%             4.76%
Portfolio turnover rate                                              N/A               N/A              N/A               N/A
Net assets, end of period                                  $  16,010,155     $  16,225,234    $  19,805,092     $  23,170,107


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                        SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       25.66     $       24.70    $       24.68     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             1.04*             1.14             1.35*             0.68
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.13*             1.21            (0.05)*           (0.23)
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              1.17              2.35             1.30              0.45
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.96)            (1.39)           (1.28)            (0.77)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.96)            (1.39)           (1.28)            (0.77)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       25.87     $       25.66    $       24.70     $       24.68
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        4.68%             9.74%            5.42%             1.84%
Ratios of expenses to average net assets:
  before fee waivers                                                0.81%             0.74%            0.72%             0.79%(1)
  after fee waivers                                                 0.81%             0.74%            0.72%             0.61%(1)
Ratios of net investment income to average net assets:
  before fee waivers                                                4.04%             5.32%            5.25%             4.34%(1)
  after fee waivers                                                 4.04%             5.32%            5.25%             4.52%(1)
Portfolio turnover rate                                            27.77%            36.76%           55.28%            47.85%
Net assets, end of period                                  $     292,996     $     497,078    $      26,583     $         727

(1)Annualized
 * Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                        SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       25.70     $       24.74    $       24.72     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             1.09              1.44             1.35              0.80
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.15              0.97               --             (0.30)
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              1.24              2.41             1.35              0.50
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (1.09)            (1.45)           (1.33)            (0.78)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (1.09)            (1.45)           (1.33)            (0.78)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       25.85     $       25.70    $       24.74     $       24.72
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        4.97%             9.98%            5.63%             2.05%
Ratios of expenses to average net assets:
  before fee waivers                                                0.56%             0.49%            0.47%             0.54%(1)
  after fee waivers                                                 0.56%             0.49%            0.47%             0.36%(1)
Ratios of net investment income to average net assets:
  before fee waivers                                                4.29%             5.57%            5.50%             4.59%(1)
  after fee waivers                                                 4.29%             5.57%            5.50%             4.77%(1)
Portfolio turnover rate                                            27.77%            36.76%           55.28%            47.85%
Net assets, end of period                                  $  30,951,113     $  27,759,257    $  28,913,208     $  25,927,109

(1)Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                                   BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       25.08     $       23.51    $       23.36     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             1.31              1.33             1.27*             1.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.81              1.57             0.11*            (1.57)
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              2.12              2.90             1.38             (0.51)
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (1.29)            (1.33)           (1.23)            (1.13)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (1.29)            (1.33)           (1.23)            (1.13)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       25.91     $       25.08    $       23.51     $       23.36
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        8.76%            12.56%            6.08%            (2.04)%
Ratios of expenses to average net assets:
  before fee waivers                                                0.67%             0.64%            0.66%             0.62%
  after fee waivers                                                 0.67%             0.64%            0.66%             0.62%
Ratios of net investment income to average net assets:
  before fee waivers                                                5.10%             5.39%            5.31%             4.69%
  after fee waivers                                                 5.10%             5.39%            5.31%             4.69%
Portfolio turnover rate                                             5.09%             8.94%           25.64%            17.09%
Net assets, end of period                                  $  33,961,123     $  17,461,376    $   6,521,024     $       8,466

 *Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                                   BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       25.16     $       23.57    $       23.40     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             1.38              1.38*            1.30              1.16
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.80              1.59*            0.14             (1.62)
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              2.18              2.97             1.44             (0.46)
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (1.35)            (1.38)           (1.27)            (1.14)
  From net realized capital gain                                      --                --               --                --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (1.35)            (1.38)           (1.27)            (1.14)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       25.99     $       25.16    $       23.57     $       23.40
                                                           =============     =============    =============     =============

TOTAL RETURN                                                        8.98%            12.86%            6.34%            (1.83)%
Ratios of expenses to average net assets:
  before fee waivers                                                0.42%             0.39%            0.41%             0.37%
  after fee waivers                                                 0.42%             0.39%            0.41%             0.37%
Ratios of net investment income to average net assets:
  before fee waivers                                                5.35%             5.64%            5.56%             4.94%
  after fee waivers                                                 5.35%             5.64%            5.56%             4.94%
Portfolio turnover rate                                             5.09%             8.94%           25.64%            17.09%
Net assets, end of period                                  $  69,657,331     $  74,356,919    $  72,055,471     $  60,335,227

*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       24.08     $       34.49    $       31.75     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.23*             0.19*            0.16*             0.22
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                  (5.20)*           (9.10)*           3.68*             6.80
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                             (4.97)            (8.91)            3.84              7.02
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.23)            (0.20)           (0.22)            (0.27)
  From net realized capital gain                                   (0.12)            (1.30)           (0.88)               --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.35)            (1.50)           (1.10)            (0.27)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       18.76     $       24.08    $       34.49     $       31.75
                                                           =============     =============    =============     =============

TOTAL RETURN                                                      (20.97)%          (26.64)%          12.07%            28.10%
Ratios of expenses to average net assets:
  before fee waivers                                                0.64%             0.62%            0.63%             0.63%
  after fee waivers                                                 0.64%             0.62%            0.63%             0.63%
Ratios of net investment income to average net assets:
  before fee waivers                                                0.89%             0.66%            0.54%             0.74%
  after fee waivers                                                 0.89%             0.66%            0.54%             0.74%
Portfolio turnover rate                                             9.76%            12.70%           36.64%           142.56%
Net assets, end of period                                  $  26,477,099     $  19,301,451    $  10,619,367     $      99,888

*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       24.15     $       34.57    $       31.79     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.28*             0.27*            0.26              0.30
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                  (5.22)*           (9.13)*           3.67              6.79
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                             (4.94)            (8.86)            3.93              7.09
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.27)            (0.26)           (0.27)            (0.30)
  From net realized capital gain                                   (0.12)            (1.30)           (0.88)               --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.39)            (1.56)           (1.15)            (0.30)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       18.82     $       24.15    $       34.57     $       31.79
                                                           =============     =============    =============     =============

TOTAL RETURN                                                      (20.80)%          (26.42)%          12.34%            28.35%
Ratios of expenses to average net assets:
  before fee waivers                                                0.39%             0.37%            0.38%             0.38%
  after fee waivers                                                 0.39%             0.37%            0.38%             0.38%
Ratios of net investment income to average net assets:
  before fee waivers                                                1.14%             0.91%            0.79%             0.99%
  after fee waivers                                                 1.14%             0.91%            0.79%             0.99%
Portfolio turnover rate                                             9.76%            12.70%           36.64%           142.56%
Net assets, end of period                                  $ 121,124,899     $ 153,664,795    $ 187,806,297    $  132,381,985

*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       26.51     $       34.52    $       29.17     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.05              0.05*            0.01              0.14
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.09             (3.82)*           6.94              4.17
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              0.14             (3.77)            6.95              4.31
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.07)            (0.05)           (0.05)            (0.14)
  From net realized capital gain                                   (3.18)            (4.19)           (1.55)               --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (3.25)            (4.24)           (1.60)            (0.14)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       23.40     $       26.51    $       34.52     $       29.17
                                                           =============     =============    =============     =============

TOTAL RETURN                                                       (1.66)%          (12.00)%          24.68             17.27%
Ratios of expenses to average net assets:
  before fee waivers                                                0.70%             0.69%            0.66%             0.66%
  after fee waivers                                                 0.70%             0.69%            0.66%             0.66%
Ratios of net investment income to average net assets:
  before fee waivers                                                0.15%             0.14%            0.09%             0.31%
  after fee waivers                                                 0.15%             0.14%            0.09%             0.31%
Portfolio turnover rate                                            35.33%            49.43%           53.16%            41.02%
Net assets, end of period                                  $   8,989,110     $   5,216,136    $   2,428,801     $     28,060

*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       26.59     $       34.59    $       29.21     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.13              0.12             0.11              0.16
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                   0.07             (3.81)            6.93              4.21
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                              0.20             (3.69)            7.04              4.37
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.14)            (0.12)           (0.11)            (0.16)
  From net realized capital gain                                   (3.18)            (4.19)           (1.55)               --
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (3.32)            (4.31)           (1.66)            (0.16)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       23.47     $       26.59    $       34.59     $       29.21
                                                           =============     =============    =============     =============

TOTAL RETURN                                                       (1.46)%          (11.75)%          24.98             17.49%
Ratios of expenses to average net assets:
  before fee waivers                                                0.45%             0.44%            0.41%             0.41%
  after fee waivers                                                 0.45%             0.44%            0.41%             0.41%
Ratios of net investment income to average net assets:
  before fee waivers                                                0.40%             0.39%            0.34%             0.56%
  after fee waivers                                                 0.40%             0.39%            0.34%             0.56%
Portfolio turnover rate                                            35.33%            49.43%           53.16%            41.02%
Net assets, end of period                                  $  65,851,537     $  70,580,689    $  88,360,329     $  67,544,211


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                          INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       17.62     $       26.03    $       30.54     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.21              0.33*            1.70*             0.84
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                  (3.06)            (8.14)*          (1.64)*            7.00
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                             (2.85)            (7.81)            0.06              7.84
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.22)            (0.37)           (1.14)            (0.92)
  From net realized capital gain                                      --             (0.23)           (3.43)            (1.38)
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.22)            (0.60)           (4.57)            (2.30)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       14.55     $       17.62    $       26.03     $       30.54
                                                           =============     =============    =============     =============

TOTAL RETURN                                                      (16.36)%          (30.39)%          (1.22)%           31.98%
Ratios of expenses to average net assets:
  before fee waivers                                                0.77%             0.71%            0.71%             0.64%
  after fee waivers                                                 0.77%             0.71%            0.71%             0.64%
Ratios of net investment income to average net assets:
  before fee waivers                                                1.12%             1.62%            4.44%             3.12%
  after fee waivers                                                 1.12%             1.62%            4.44%             3.12%
Portfolio turnover rate                                            29.48%            68.11%           48.13%            52.42%
Net assets, end of period                                  $   4,616,210     $   3,331,665    $   1,748,773     $      10,038

*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                          INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------
                                                           FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED 9/30/02     ENDED 9/30/01    ENDED 9/30/00     ENDED 9/30/99
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $       17.65     $       26.06    $       30.55     $       25.00
                                                           -------------     -------------    -------------     -------------
INVESTMENT OPERATIONS:
  Net investment income                                             0.25              0.41             1.37*             0.99
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                  (3.07)            (8.17)           (1.24)*            6.91
                                                           -------------     -------------    -------------     -------------
      Total from investment operations                             (2.82)            (7.76)            0.13              7.90
                                                           -------------     -------------    -------------     -------------
Distributions:
  From net investment income                                       (0.25)            (0.42)           (1.19)            (0.97)
  From net realized capital gain                                      --             (0.23)           (3.43)            (1.38)
                                                           -------------     -------------    -------------     -------------
      Total distributions                                          (0.25)            (0.65)           (4.62)            (2.35)
                                                           -------------     -------------    -------------     -------------
NET ASSET VALUE - END OF PERIOD                            $       14.58     $       17.65    $       26.06  $          30.55
                                                           =============     =============    =============  ================

TOTAL RETURN                                                      (16.18)%          (30.19)%          (0.98)%           32.23%
Ratios of expenses to average net assets:
  before fee waivers                                                0.52%             0.46%            0.46%             0.39%
  after fee waivers                                                 0.52%             0.46%            0.46%             0.39%
Ratios of net investment income to average net assets:
  before fee waivers                                                1.37%             1.87%            4.69%             3.37%
  after fee waivers                                                 1.37%             1.87%            4.69%             3.37%
Portfolio turnover rate                                            29.48%            68.11%           48.13%            52.42%
Net assets, end of period                                  $  47,875,984     $  58,468,898    $  72,121,697     $  41,838,180

 *Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing,

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

     operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

     The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

     The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Credit Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies and instrumentalities and investment grade corporate obligations having a broad range of maturities.

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance, before expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance, before expenses, of a widely recognized index of small cap equities, which will be specified by the Advisory Committee from time to time. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index,

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002)
--------------------------------------------------------------------------------

     net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

          rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

          the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. As of September 30, 2002 there were no forward exchange contracts outstanding.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of September 30, 2002 there were no futures contracts outstanding.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares. All ongoing registration expenses will be paid by the Funds'.

     I.   SECURITY LOANS

          The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

     J.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2001 to September 30, 2002 were as follows:


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------

                                              CLASS A                         CLASS C
                                       SHARES       DOLLARS           SHARES        DOLLARS
                                       ------       -------           ------        -------
MONEY MARKET FUND:
  Sold                                 981,716    $   981,716       4,205,507    $  4,205,507
  Reinvested                             2,240          2,240         181,276         181,276
  Redeemed                            (748,153)      (748,153)     (4,601,862)     (4,601,862)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)            235,803    $   235,803        (215,079)   $   (215,079)
                                     =========    ===========     ===========    ============
SHORT-TERM BOND FUND:
  Sold                                 135,690    $ 3,491,498         700,102    $ 18,077,361
  Reinvested                               223          5,705          43,541       1,110,346
  Redeemed                            (143,963)    (3,707,338)       (626,724)    (16,162,783)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)             (8,050)   $  (210,135)        116,919    $  3,024,924
                                     =========    ===========     ===========    ============
BOND FUND:
  Sold                                 548,782    $13,803,903         349,309    $  8,997,268
  Issued in acquisition                108,909      2,669,069         196,392       4,784,036
  Reinvested                            50,097      1,249,941          33,317         830,350
  Redeemed                             (93,095)    (2,320,428)       (854,592)    (21,798,790)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)            614,693    $15,402,485        (275,574)   $ (7,187,136)
                                     =========    ===========     ===========    ============
LARGE CAP EQUITY FUND:
  Sold                                 649,445    $15,564,124         392,766    $  9,385,558
  Reinvested                            15,461        364,096          25,219         621,564
  Redeemed                             (54,673)    (1,278,914)       (344,291)     (7,782,773)
                                     ---------    -----------     -----------    ------------
    Net Increase                       610,233    $14,649,306          73,694    $  2,224,349
                                     =========    ===========     ===========    ============
SMALL CAP EQUITY FUND:
  Sold                                 197,223    $ 5,636,173         142,647    $  3,846,713
  Reinvested                            26,231        746,580         139,027       3,984,858
  Redeemed                             (36,007)      (963,697)       (131,018)     (3,327,171)
                                     ---------    -----------     -----------    ------------
    Net Increase                       187,447    $ 5,419,056         150,656    $  4,504,400
                                     =========    ===========     ===========    ============
INTERNATIONAL FUND:
  Sold                                 170,171    $ 3,039,240       2,878,471    $ 48,640,619
  Reinvested                             3,503         59,728           3,857          66,242
  Redeemed                             (45,520)      (815,262)     (2,912,713)    (49,859,777)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)            128,154    $ 2,283,706         (30,385)   $ (1,152,916)
                                     =========    ===========     ===========    ============


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2002
--------------------------------------------------------------------------------
All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2000 to September 30, 2001 were as follows:

                                              CLASS A                         CLASS C
                                       SHARES       DOLLARS           SHARES        DOLLARS
                                       ------       -------           ------        -------
MONEY MARKET FUND:
  Sold                               1,216,829    $ 1,216,829      17,277,490    $ 17,277,490
  Reinvested                             5,035          5,035         771,002         771,002
  Redeemed                          (1,126,250)    (1,126,250)    (21,628,350)    (21,628,350)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)             95,614    $    95,614      (3,579,858)   $ (3,579,858)
                                     =========    ===========     ===========    ============
SHORT-TERM BOND FUND:
  Sold                                 329,831    $ 8,431,899          74,137    $  1,885,791
  Reinvested                               201          5,124          54,907       1,388,590
  Redeemed                            (311,734)    (7,971,382)       (217,584)     (5,456,942)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)             18,298    $   465,641         (88,540)   $ (2,182,561)
                                     =========    ===========     ===========    ============
BOND FUND:
  Sold                                 466,777    $11,425,045           7,934    $    192,743
  Reinvested                            28,551        703,685          34,129         842,264
  Redeemed                             (76,506)    (1,886,921)       (143,671)     (3,618,976)
                                     ---------    -----------     -----------    ------------
    Net Increase (decrease)            418,822    $10,241,809        (101,608)   $ (2,583,969)
                                     =========    ===========     ===========    ============
LARGE CAP EQUITY FUND:
  Sold                                 494,110    $14,479,292         914,777    $ 23,449,523
  Reinvested                            22,267        652,804          55,480       1,637,015
  Redeemed                             (22,903)      (665,278)        (41,324)     (1,350,194)
                                     ---------    -----------     -----------    ------------
    Net Increase                       493,474    $14,466,818         928,933    $ 23,736,344
                                     =========    ===========     ===========    ============

SMALL CAP EQUITY FUND:
  Sold                                 124,714    $ 3,864,454         335,162    $ 10,696,730
  Reinvested                            13,880        404,526          99,992       2,922,912
  Redeemed                             (12,189)      (372,111)       (334,913)    (10,669,285)
                                     ---------    -----------     -----------    ------------
    Net Increase                       126,405    $ 3,896,869         100,241    $  2,950,357
                                     =========    ===========     ===========    ============
INTERNATIONAL FUND:
  Sold                                 155,316    $ 3,301,176         799,633    $ 18,150,539
  Reinvested                             3,288         68,924          11,909         267,422
  Redeemed                             (36,724)      (718,437)       (265,887)     (5,298,215)
                                     ---------    -----------     -----------    ------------
    Net Increase                       121,880    $ 2,651,663         545,655    $ 13,119,746
                                     =========    ===========     ===========    ============


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(7)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) by the Funds for the fiscal year ended September 30, 2002 were as follows:

                                       PURCHASES          SALES
                                       ---------          -----
     Short-Term Bond Fund            $ 18,275,961     $  7,073,846
     Bond Fund                         17,045,759        4,352,271
     Large Cap Equity Fund             31,786,213       17,732,345
     Small Cap Equity Fund             31,201,052       30,765,084
     International Fund                20,550,204       18,254,518

(8)  SECURITIES LENDING

     As of September 30, 2002, each Fund, with the exception of the Money Market Fund and the International Fund, had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                      SECURITIES       COLLATERAL
                                      ----------       ----------
     Short-Term Bond Fund            $  5,585,478     $  5,765,580
     Bond Fund                         31,902,780       32,839,635
     Large Cap Equity Fund              4,161,463        4,474,785
     Small Cap Equity Fund              4,876,183        5,192,445

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(9)  TAX MATTERS

     As of September 30, 2002, the components of distributable earnings on a tax basis for the Short-Term Bond Fund, the Bond Fund and the Large Cap Fund were as follows:

--------------------------------------------------------------------------------
                                                               UNREALIZED
                           UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION/
                          ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)
--------------------------------------------------------------------------------
  Short-Term Bond Fund         17,281           262,504           696,285
--------------------------------------------------------------------------------
  Bond Fund                    66,392                --         7,096,585
--------------------------------------------------------------------------------
  Large Cap Equity Fund        55,702                --       (82,324,127)
--------------------------------------------------------------------------------
  Small Cap Equity Fund            --         3,205,175       (14,438,444)
--------------------------------------------------------------------------------
  International Fund               --                --       (27,745,989)
--------------------------------------------------------------------------------

     Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of September 30, 2002 the Funds had capital loss carryforwards and defferals available for federal income tax purposes as follows:

----------------------------------------------------------------------------------------------
                                CAPITAL LOSS CARRYFORWARDS EXPIRING                 DEFERRED
                       ---------------------------------------------------------   FOR TAX
                           2008          2009           2010          TOTAL         PURPOSES
----------------------------------------------------------------------------------------------
Bond Fund               $(134,468)   $  (448,959)   $   (47,131)   $  (630,558)   $  (131,929)
----------------------------------------------------------------------------------------------
Large Cap Equity Fund          --             --     (1,366,325)    (1,366,325)    (6,347,884)
----------------------------------------------------------------------------------------------
Small Cap Equity Fund          --             --             --             --       (649,976)
----------------------------------------------------------------------------------------------
International Fund      $      --    $(1,659,946)   $(4,755,155)   $(6,415,101)   $(4,799,700)
----------------------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(10) DISTRIBUTIONS TO SHAREHOLDERS

     On November 4, 2002, the following per share distributions were declared.

                                                               LONG-TERM
                                         ORDINARY INCOME      CAPITAL GAIN
                                         ---------------      ------------
       Short-Term Bond Fund
          Class A                            .013523              .221280
          Class C                            .014579              .221280
       Bond Fund
          Class A                            .015832                   --
          Class C                            .016754                   --
       Large Cap Equity Fund
          Class A                            .006555                   --
          Class C                            .007302                   --
       Small Cap Equity Fund
          Class A                                 --             1.000858
          Class C                                 --             1.000858

The dividend was paid on November 4, 2002, to shareholders of record on November 1, 2002.

The tax character of distributions paid for the years ending September 30, 2002 and 2001 were as follows:

Distributions paid during the year ending September 30, 2002:

                                                               LONG-TERM
                                         ORDINARY INCOME      CAPITAL GAIN
                                         ---------------      ------------
Money Market Fund                         $  188,405           $       --
Short-Term Bond Fund                       1,237,800                   --
Bond Fund                                  4,928,074
Large Cap Equity Fund                      2,012,980              859,236
Small Cap Equity Fund                      1,097,633            8,558,649
International Fund                        $  877,197           $       --

Distributions paid during the year ending September 30, 2001:

                                                               LONG-TERM
                                         ORDINARY INCOME      CAPITAL GAIN
                                         ---------------      ------------
Money Market Fund                         $  806,365           $       --
Short-Term Bond Fund                       1,526,107                   --
Bond Fund                                  4,907,265                   --
Large Cap Equity Fund                      2,922,298            6,360,700
Small Cap Equity Fund                      1,642,543            9,862,298
International Fund                        $1,702,886           $  431,460

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(11) ACQUISITIONS

     On September 30, 2002, the Bond Fund acquired the net assets of the Christian Stewardship Bond Index Fund, part of a series of Capstone Christian Values Fund. The acquisition was pursuant to a plan of reorganization approved by the shareholders of the Christian Stewardship Bond Index Fund on September 27, 2002. The acquisition was accomplished by a tax-free exchange of 108,909 shares of the Bond Fund Class A (Valued at $2,822,083) for the 103,439 shares of the Christian Stewardship Bond Index Fund Individual Class outstanding on September 30, 2002 and by a tax-free exchange of 196,392 shares of the Bond Fund Class C (Valued at $5,105,130) for the 187,174 shares of the Christian Stewardship Bond Index Fund Institutional Class outstanding on September 30, 2002. The Christian Stewardship Bond Index Fund's net assets at that date, including $474,108 of unrealized appreciation, were combined with those of the Bond Fund. The aggregate net assets of the Bond Fund and the Christian Stewardship Bond Index Fund immediately before the acquisition were $95,991,925 and $7,927,213, respectively.

(12) SUBSEQUENT EVENTS

     Subsequent to year-end Capstone Social Ethics & Religious Values Fund received a request for a significant redemption from the Funds within the Trust. The Funds exercised their right to pay the redemption proceeds in securities from the Funds' portfolios rather than in cash. On November 5, 2002 the redemption in kind was completed.

     Also, as a result of this redemption the Board of Directors concluded that it was no longer in the best interest of shareholders to continue operation of the Money Market Fund. As of the close of business on November 15, 2002 the Fund was liquidated.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Capstone Social Ethics and Religious Values Fund (comprising, respectively, the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund), including the schedules of investments, as of September 30, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods from commencement of operations to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted ours audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Capstone Social Ethics and Religious Values Fund as of September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods from commencement of operations to September 30, 2002 presented in conformity with accounting principles generally accepted in the United States of America.


                                                BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
November 15, 2002

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                        FUND
                                       LENGTH OF      COMPLEX         OTHER
                                         TIME       OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION     SERVED        DIRECTOR        HELD
--------------------------------------------------------------------------------
Bernard J. Vaughn (73)    Independent    Since           10           None
200 N. Wynnewood Ave.     Trustee        2000
Apt. A-112
Wynnewood, PA 19004

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of other Capstone Funds; formerly Vice President of Fidelity Bank
--------------------------------------------------------------------------------
James F. Leary (72)       Independent    Since           10     Associated
2006 Peakwood Dr.         Trustee        2000                   Materials, Inc.;
Garland, TX 75044                                               MESBIC
                                                                Ventures, Inc.;
                                                                Quest Products
                                                                Corp.; Prospect
                                                                Street High
                                                                Income Fund

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director of Benefit Capital Southwest, Inc.
--------------------------------------------------------------------------------
John R. Parker (56)       Independent    Since           10     Nova
541 Shaw Hill             Trustee        2000                   Natural
Stowe, VT 05672                                                 Resources

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant and private investor
--------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
TRUSTEES AND OFFICERS  (CONTINUED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                        FUND
                                       LENGTH OF      COMPLEX         OTHER
                                         TIME       OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION     SERVED        DIRECTOR        HELD
--------------------------------------------------------------------------------
Edward L. Jaroski (55)     Trustee       Since           10           None
5847 San Felipe                          2000
Suite 4100
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director of Capstone Asset Management Company; President and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc.; President of New Castle Advisers, Inc.
--------------------------------------------------------------------------------
Leonard B. Melley Jr. (42) Trustee       Since                        None
230 Beck Branch Road                     2001
Southern Pines, NC  28387

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer/President of Freedom Stores, Inc.
--------------------------------------------------------------------------------
Dan E. Watson (53)         Executive     Since
5847 San Felipe            Vice          2000
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board and Director of Capstone Asset Management
Company; Chairman of the Board and Director Capstone Asset Planning
Company and Capstone Financial Services, Inc.
--------------------------------------------------------------------------------
Linda G. Giuffre (39)      Secretary/    Since
5847 San Felipe            Treasurer     2000
Suite 4100
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Compliance of Capstone Financial Services, Inc., Capstone
Asset Management Company and Capstone Planning Company
--------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
TRUSTEES AND OFFICERS  (continued)
--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                        FUND
                                       LENGTH OF      COMPLEX         OTHER
                                         TIME       OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION     SERVED        DIRECTOR        HELD
--------------------------------------------------------------------------------
Donald R. McFadden (46)    Senior       Since
5847 San Felipe            Vice         2000
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Asset Management Company; Senior Vice President, New Castle Advisers, Inc.
--------------------------------------------------------------------------------
John M. Metzinger (39)     Senior       Since
5847 San Felipe            Vice         2000
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Asset Management Company
--------------------------------------------------------------------------------
Howard S. Potter (52)      Senior       Since
5847 San Felipe            Vice         2000
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director of Capstone Financial Services, Capstone Asset Management Company and New Castle Advisers, Inc.
--------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
TRUSTEES AND OFFICERS (continued)
--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                        FUND
                                       LENGTH OF      COMPLEX         OTHER
                                         TIME       OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION     SERVED        DIRECTOR        HELD
--------------------------------------------------------------------------------
John R. Wolf  (40)         Senior       Since
5847 San Felipe            Vice         2000
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Asset Management Company
--------------------------------------------------------------------------------
David F. Ganley (55)       Assistant    Since
555 North Lane             Secretary    2002
Suite 6160
Conshohocken, PA 19428

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, InCap Group, Inc.; Chief Administrative Officer and Compliance Officer, InCap Service Company; served as compliance officer of Declaration Service Company
--------------------------------------------------------------------------------
Terence P. Smith (55)      Assistant    Since
555 North Lane             Secretary    2001
Suite 6160
Conshohocken, PA 19428

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, InCap Group, Inc.; President and Chief Operating Officer, InCap Service Company; Chief Executive Officer of Declaration Holdings, Inc.
--------------------------------------------------------------------------------

                                    CAPSTONE
                    SOCIAL ETHICS AND RELIGIOUS VALUES FUND

VISIT US ONLINE AT
WWW.SERVFUNDS.COM



                           MONEY MARKET FUND

                           SHORT-TERM BOND FUND

                           BOND FUND

                           LARGE CAP EQUITY FUND

                           SMALL CAP EQUITY FUND

                           INTERNATIONAL FUND

For more
complete
information
about the SERV
Funds, including
charges and
expenses,
contact the
Distributor at the
address below
to receive a                                  Capstone Asset Planning Company
prospectus.                                   5847 San Felipe, Suite 4100
Please read it                                Houston, Texas 77057
carefully before                              1-800-262-6631
you invest or                                 www.SERVfunds.com
send money.                  [LOGO OMITTED]   info@capstonefinancial.com